PAGE 1
               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C.  20549

                            Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.  39  (File No. 2-57328)

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  31  (File No. 811-2686)


IDS TAX-EXEMPT BOND FUND, INC.
IDS Tower 10, Minneapolis, Minnesota  55440-0010

Leslie L. Ogg - 901 Marquette Ave., Suite 2810,
Minneapolis, MN 55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
     immediately upon filing pursuant to paragraph (b)
  X  on Jan. 29, 1996 pursuant to paragraph (b)
_____60 days after filing pursuant to paragraph (a)(i)
     on (date) pursuant to paragraph (a)(i)
_____75 days after filing pursuant to paragraph (a)(ii) on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24f of the Investment Company Act of 1940. Registrant filed its 24f-2 Notice for the year ending Nov. 30, 1995, on or about Jan.
22, 1996.

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Cross reference sheet showing the location in its prospectus and the Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

          PART A                                                     PART B
                  Section                                                     Section in
  Item No.        in Prospectus                               Item No.        Statement of Additional Information
     1            Cover page of prospectus                      10           Cover page of SAI

     2(a)         Sales charge and Fund expenses                11           Table of Contents
      (b)         The Fund in brief
      (c)         The Fund in brief                             12           NA

     3(a)         Financial highlights                          13(a)        Additional Investment Policies; all
      (b)         NA                                                           appendices except Dollar-Cost Averaging
      (c)         Performance                                     (b)        Additional Investment Policies
      (d)         Financial highlights                            (c)        Additional Investment Policies
                                                                  (d)        Portfolio Transactions
     4(a)         The Fund in brief; Investment policies and
                    risks; How the Fund is organized            14(a)        Directors and officers of the Fund;**
      (b)         Investment policies and risks                                Directors and officers
      (c)         Investment policies and risks                   (b)        Directors and Officers
                                                                  (c)        Directors and Officers
     5(a)         Directors and officers; Directors and
                    officers of the Fund (listing)              15(a)        NA
      (b)(i)      Investment manager and transfer agent;          (b)        NA
                  About American Express Financial                (c)        Directors and Officers
                    Corporation -- General Information
      (b)(ii)     Investment manager and transfer agent         16(a)(i)     How the Fund is organized; About American
      (b)(iii)    Investment manager and transfer agent                        Express Financial Corporation**
      (c)         Portfolio manager                               (a)(ii)    Agreements: Investment Management Services
      (d)         Investment manager and transfer agent                         Agreement, Plan and Supplemental
      (e)         Investment manager and transfer agent                         Agreement of Distribution
      (f)         Distributor                                     (a)(iii)   Agreements: Investment Management Services Agreement
      (g)         Investment manager and transfer agent;          (b)        Agreements: Investment Management Services Agreement
                    About American Express Financial              (c)        NA
                    Corporation -- General Information            (d)        Agreements: Administrative Services
                                                                               Agreement, Shareholder Service Agreement
    5A(a)         *                                               (e)        NA
      (b)         *                                               (f)        Agreements: Distribution Agreement
                                                                  (g)        NA
     6(a)         Shares; Voting rights                           (h)        Custodian; Independent Auditors
      (b)         NA                                              (i)        Agreements:  Transfer Agency Agreement; Custodian
      (c)         NA
      (d)         Voting rights                                 17(a)        Portfolio Transactions
      (e)         Cover page; Special shareholder services        (b)        Brokerage Commissions Paid to Brokers Affiliated
      (f)         Dividends and capital gains distributions;                   with American Express Financial Corporation
                    Reinvestments                                 (c)        Portfolio Transactions
      (g)         Taxes                                           (d)        Portfolio Transactions
      (h)         Alternative sales arrangements                  (e)        Portfolio Transactions

     7(a)         Distributor                                   18(a)        Shares; Voting rights**
      (b)         Valuing Fund shares                             (b)        NA
      (c)         How to purchase, exchange or redeem shares
      (d)         How to purchase shares                        19(a)        Investing in the Fund
      (e)         NA                                              (b)        Valuing Fund Shares; Investing in the Fund
      (f)         Distributor                                     (c)        NA

     8(a)         How to redeem shares                          20           Taxes
      (b)         NA
      (c)         How to purchase shares:  Three ways to invest 21(a)        Agreements: Distribution Agreement
      (d)         How to purchase, exchange or redeem shares:     (b)        Agreements: Distribution Agreement
                    Redemption policies -- "Important..."         (c)        NA

     9            None                                          22(a)        Performance Information (for money market
                                                                               funds only)
                                                                  (b)       Performance Information (for all funds except
                                                                               money market funds)

                                                                23          Financial Statements
*Designates information is located in annual report.
**Designates location in prospectus.
/TABLE

PAGE 3
IDS Tax-Exempt Bond Fund

Prospectus
Jan. 29, 1996


The goal of IDS Tax-Exempt Bond Fund, Inc. is to earn as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investment by investing primarily in investment-grade bonds and other debt securities.

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Fund are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission. The SAI, dated Jan. 29, 1996, is incorporated here by reference. For a free copy, contact American Express Shareholder
Service.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUND INVOLVE INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
612-671-3733
TTY:  800-846-4852

The Fund in brief
    Goal
    Types of Fund investments and their risks
    Manager and distributor
    Portfolio manager
    Alternative purchase arrangements

Sales charge and Fund expenses

Performance
    Financial highlights
    Total returns
    Yield

Investment policies and risks
    Facts about investments and their risks
    Alternative investment option
    Valuing Fund shares

How to purchase, exchange or redeem shares
    Alternative purchase arrangements
    How to purchase shares
    How to exchange shares
    How to redeem shares
    Reductions and waivers of the sales charge

Special shareholder services
    Services
    Quick telephone reference

Distributions and taxes
    Dividend and capital gain distributions
    Reinvestments
    Taxes
    How to determine the correct TIN

How the Fund is organized
    Shares
    Voting rights
    Shareholder meetings
    Board members and officers
    Investment manager and transfer agent
    Distributor

About American Express Financial Corporation
    General information

Appendices
    Description of investment-grade bond ratings
    1996 Federal tax information
    Descriptions of derivative instruments

PAGE 5
The Fund in brief

Goal

IDS Tax-Exempt Bond Fund (the Fund) seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investment. Because any investment involves risk, achieving this goal cannot be guaranteed. Only shareholders can change the goal.

Types of Fund investments and their risks

The Fund is a diversified mutual fund that invests primarily in investment-grade bonds and other debt securities issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. The Fund also may invest in lower-rated or unrated debt securities considered to be comparable to investment-grade securities, derivative instruments and money market instruments. Some of the Fund's investments may be considered speculative and involve additional investment risks.

Manager and distributor

The Fund is managed by American Express Financial Corporation
(AEFC), a provider of financial services since 1894. AEFC currently manages more than $47 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc., a wholly owned subsidiary of AEFC.

Portfolio manager

Terry Seierstad joined AEFC in 1982 and serves as senior portfolio manager. He has managed this Fund since 1993. He also manages the investments for IDS Property Casualty Company. From 1988 to 1994, he served as portfolio manager of certificate investments and also managed IDS Life Special Income Fund from 1990 to 1992.

Alternative purchase arrangements

The Fund offers its shares in three classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge (CDSC) on redemptions made within six years of purchase and an annual distribution (12b-1) fee. Class Y shares are sold without a sales charge to qualifying institutional investors.

Sales charge and Fund expenses

Shareholder transaction expenses are incurred directly by an investor on the purchase or redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of shares. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.
PAGE 6
Shareholder transaction expenses
                                       Class A   Class B   Class Y
Maximum sales charge on purchases*
(as a percentage of offering price).......5%        0%        0%
Maximum deferred sales charge
imposed on redemptions (as a
percentage of original purchase price)....0%        5%        0%

Annual Fund operating expenses**
(% of average daily net assets):

                                       Class A   Class B   Class Y
Management fee                         0.45%     0.45%     0.45%
12b-1 fee                              0.00%     0.75%     0.00%
Other expenses***                      0.31%     0.32%     0.13%
Total                                  0.76%     1.52%     0.58%

*This charge may be reduced depending on your total investments in IDS funds. See "Reductions of the sales charge."

**Expenses for Class A are based on actual expenses for the last fiscal year, restated to reflect current fees. Expenses for Class B and Class Y are based on actual annualized expenses for the period from March 20, 1995 to Nov. 30, 1995.

***Other expenses include an administrative services fee, a shareholder services fee for Class A and Class B, a transfer agency fee and other non-advisory expenses.

Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

                    1 year       3 years      5 years   10 years
Class A             $ 57         $ 73         $  90     $ 140
Class B             $ 65         $ 88         $ 103     $ 161 **
Class B*            $ 15         $ 48         $  83     $ 161 **
Class Y             $  6         $ 19         $  32     $  73

*Assuming Class B shares are not redeemed at the end of the period. **Based on conversion of Class B shares to Class A shares after eight years.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Expense information in this table for Class A shares has been restated to reflect estimates of Fund expenses from changes in fees approved by shareholders in November 1994. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

PAGE 7
Performance

Financial highlights

                           IDS Tax-Exempt Bond Fund, Inc.

                           Performance
                           Financial highlights

                           Fiscal year ended Nov. 30,
                           Per share income and capital changes*
                           Class A
                        1995       1994       1993       1992       1991**     1990       1989       1988       1987       1986
Net asset value,       $3.54      $4.19     $3.98       $3.93      $3.88      $3.98      $3.96      $3.93      $4.25      $3.78
beginning of year
                           Income from investment operations:
Net investment income    .21        .23       .22         .22        .22        .26        .28        .28        .29        .30

Net gains (losses)       .52       (.56)      .23         .11        .05       (.01)       .17        .03       (.32)       .47
(both realized
and unrealized)

Total from investment    .73       (.33)      .45         .33        .27        .25        .45        .31       (.03)       .77
operations
                           Less distributions:
Dividends from net      (.21)      (.23)     (.22)       (.22)      (.22)      (.26)      (.28)      (.28)      (.29)      (.30)
investment income

Distributions from       --        (.09)     (.02)       (.06)        --       (.09)      (.15)        --         --         --
realized gains

Total distributions     (.21)      (.32)     (.24)       (.28)      (.22)      (.35)      (.43)      (.28)      (.29)      (.30)

Net asset value,       $4.06      $3.54     $4.19       $3.98      $3.93       $3.88     $3.98      $3.96      $3.93      $4.25
end of year
                           Ratios/supplemental data

                        1995       1994      1993        1992       1991**      1990      1989       1988       1987       1986


Net assets, end of     $1,162     $1,054    $1,291      $1,273     $1,188      $1,094    $1,010      $927       $885       $885
year (in millions)

Ratio of expenses to     .71%       .61%      .63%        .64%       .60%+       .61%      .61%       .60%      .61%        .60%
average daily net assets

Ratio of net income     5.52%      5.82%     5.54%       5.68%      6.11%+      6.61%     6.90%      7.16%     7.32%       7.38%
to average
daily net assets

Portfolio turnover rate   54%        66%       43%         63%        69%        112%       96%        54%       37%         23%
(excluding short-term
securities)

Total return++          21.1%      (8.3%)    11.7%        8.7%       8.3%+       6.1%     12.1%       9.6%     (2.6%)      23.7%

                           *For a share outstanding throughout the year. Rounded to the nearest cent.
                          **The Fund's fiscal year-end was changed from Dec. 31 to Nov. 30, effective 1991.
                           +Adjusted to an annual basis.
                          ++Total return does not reflect payment of a sales charge.
/TABLE

PAGE 8

                           IDS Tax-Exempt Bond Fund, Inc.

                           Performance
                           Financial highlights

                           Fiscal period ended Nov. 30,
                           Per share income and capital changes*
                           Class B**                  Class Y**
                           1995                       1995
Net asset value,           $3.88                      $3.88
beginning of period
                           Income from investment operations:
Net investment income        .14                        .16

Net gains                    .18                        .18
(both realized
and unrealized)

Total from investment        .32                        .34
operations
                           Less distributions:
Dividends from net          (.14)                      (.16)
investment income

Net asset value,           $4.06                      $4.06
end of period
                           Ratios/supplemental data

                           1995                        1995

Net assets, end of         $14                          --
period (in millions)

Ratio of expenses to       1.52%+                     .58%+
average daily net assets

Ratio of net income        4.55%++                   5.52%+
to average
daily net assets

Portfolio turnover rate      54%                       54%
(excluding short-term
securities)

Total return+++             8.6%                      9.2%

*For a share outstanding throughout the period. Rounded to the nearest cent.
**Inception date was March 20, 1995 for Class B and Class Y.
+Adjusted to an annual basis.
+++Total return does not reflect payment of a sales charge.

The information in this table has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Average annual total returns as of Nov. 30, 1995

Purchase                1 year    5 years    10 years
made                    ago       ago        ago
Tax-Exempt Bond:
  Class A               +15.01%   +6.75%     +8.09%

Lehman Brothers
Municipal Bond
Index                   +18.91%   +8.66%     +9.01%

Cumulative total returns as of Nov. 30, 1995

Purchase               1 year      5 years     10 years
made                   ago         ago         ago
Tax-Exempt Bond:
  Class A              +15.01%     +38.62%     +117.70%

Lehman Brothers
Municipal Bond
Index                  +18.91%     +51.47%     +136.86%

These examples show total returns from hypothetical investments in Class A shares of the Fund. These returns are compared to those of a popular index for the same periods. Total returns for Class A, Class B and Class Y for the period from March 20, 1995 to Nov. 30, 1995 were +3.67%, +3.57% and +9.18%, respectively. March 20, 1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges although not other differences in expenses.

For purposes of calculation, information about the Fund assumes:
o   a sales charge of 5% for Class A shares
o redemption at the end of the period and deduction of the applicable contingent deferred sales charge for Class B shares
o   no sales charge for Class Y shares
o no adjustments for taxes an investor may have paid on the reinvested income and capital gains
o a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.

Lehman Brothers Municipal Bond Index is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

PAGE 10
Yield

Yield is the net investment income earned per share for a specified time period, divided by the offering price at the end of the period. The Fund's SEC standardized yield for the 30-day period ended Nov. 30, 1995, was 4.40% for Class A, 3.88% for Class B and
4.80% for Class Y. The Fund calculates this 30-day SEC standardized yield by dividing:

o net investment income per share deemed earned during a 30-day period by

o the public offering price per share on the last day of the period, and

o   converting the result to a yearly equivalent figure.

The Fund also may calculate a tax equivalent yield by dividing the tax-exempt portion of its yield by one minus a stated income tax rate. A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in exempt obligations.

These yield calculations do not include any contingent deferred sales charge, ranging from 5% to 0% on Class B shares, which would reduce the yields quoted.

The Fund's yield varies from day to day, mainly because share values and offering prices (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise. When interest rates fall, yield tends to follow.

Past yields should not be considered an indicator of future yields.

Investment policies and risks

Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax. This policy cannot be changed without approval of a majority of the outstanding voting securities. This Fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax. Other investments may include derivative instruments and money market instruments.

The various types of investments the portfolio manager uses to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Bonds and other debt securities exempt from federal income taxes:
The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds also PAGE 11 fluctuates if the credit rating is upgraded or downgraded. At least 75% of the Fund's investments in bonds and other debt securities must be rated in the top four grades by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service or be of comparable rating given by other independent rating agencies. Up to 25% of the Fund's remaining investments may be in unrated bonds and other debt securities which, in the investment manager's opinion, are of investment grade quality. All industrial revenue bonds must be rated. Securities that are subsequently downgraded in quality may continue to be held by the Fund and will be sold only when the Fund's investment manager believes it is advantageous to do so. For a description of investment-grade bond ratings, see Appendix A to this prospectus.

Derivative instruments: The portfolio manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. The Fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Fund will designate cash or appropriate liquid assets to cover its portfolio obligations. The use of derivative instruments may produce taxable income. No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. The Fund is not limited as to the percentage of its assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see Appendix C to this prospectus, and the SAI.

Securities and derivative instruments that are illiquid: A security or derivative instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and derivative instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The portfolio manager will follow guidelines established by the board and consider relevant factors such as the nature of the security PAGE 12 and the number of likely buyers when determining whether a security is illiquid. No more than 10% of the Fund's net assets will be held in securities and derivative instruments that are illiquid.

Money market instruments: Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions where, in the opinion of the portfolio manager, appropriate short-term tax-exempt securities are not available, the Fund is authorized to make certain taxable investments as described in the SAI.

The investment policies described above may be changed by the board.

Lending portfolio securities: The Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Fund's net assets.

Alternative investment option

In the future, the board of the Fund may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's investment portfolio would be managed by another investment company with the same goal as the Fund, rather than investing directly in a portfolio of securities.

Valuing Fund shares

The public offering price is the net asset value (NAV) plus the sales charge for Class A. It is the NAV for Class B and Class Y.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open). NAV generally declines as interest rates increase and rises as interest rates decline.

To establish the net assets, all securities are valued as of the close of each business day. In valuing assets:

o Securities (except bonds) and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Bonds and assets without readily available market values are valued according to methods selected in good faith by the board.

PAGE 13
How to purchase, exchange or redeem shares

Alternative purchase arrangements

The Fund offers three different classes of shares - Class A, Class B and Class Y. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below. You may choose the class that best suits your circumstances and objectives.

              Sales charge and
              distribution
              (12b-1) fee                 Service fee          Other information
Class A       Maximum initial             0.175% of average    Initial sales charge
              sales charge of             daily net assets     waived or reduced
              5%; no 12b-1 fee                                 for certain purchases

Class B       No initial sales            0.175% of average    Shares convert to
              charge; maximum CDSC        daily net assets     Class A after eight
              of 5% declines to 0%                             years; CDSC waived in
              after six years; 12b-1                           certain circumstances
              fee of 0.75% of average
              daily net assets

Class Y       None                        None                 Available only to
                                                               certain qualifying
                                                               institutional
                                                               investors

Conversion of Class B shares to Class A shares - Eight calendar years after Class B shares were originally purchased, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. The conversion will be on the basis of relative net asset values of the two classes, without the imposition of any sales charge. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in a pro rata portion as the Class B shares purchased other than through reinvestment.

Considerations in determining whether to purchase Class A or Class B shares - You should consider the information below in determining whether to purchase Class A or Class B shares. The sales charges and distribution fee (included in "Ongoing expenses") are structured so that you will have approximately the same total return at the end of eight years regardless of which class you chose.

PAGE 14
             Sales charges on purchase or redemption

If you purchase Class A                   If you purchase Class B
shares                                    shares

o You will not have all                   o All of your money is
of your purchase price                    invested in shares of
invested.  Part of your                   stock.  However, you will
purchase price will go                    pay a sales charge if you
to pay the sales charge.                  redeem your shares within
You will not pay a sales                  six years of purchase.
charge when you redeem
your shares.

o You will be able to                     o No reductions of the
take advantage of                         sales charge are
reductions in the sales                   available for large
charge.                                   purchases.

If your investments in IDS funds that are subject to a sales charge total $250,000 or more, you are better off paying the reduced sales charge in Class A than paying the higher fees in Class B. If you qualify for a waiver of the sales charge, you should purchase Class A shares.

                         Ongoing expenses

If you purchase Class A                   If you purchase Class B
shares                                    shares

o Your shares will have                   o The distribution and
a lower expense ratio                      transfer agency fees for
than Class B shares                        Class B will cause your
because Class A does not                   shares to have a higher
pay a distribution fee                     expense ratio and to pay
and the transfer agency                    lower dividends than
fee for Class A is lower                   Class A shares.  After
than the fee for Class B.                  eight years, Class B
As a result, Class A shares                shares will convert to
will pay higher dividends                  Class A shares and will
than Class B shares.                       no longer be subject to
                                           higher fees.

You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example in the "Sales charge and Fund expenses" section of the prospectus illustrates the charges applicable to each class of shares.

Class Y shares - Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to either a service fee or a distribution fee. The following investors are eligible to purchase Class Y shares:
PAGE 15
    o Qualified employee benefit plans* if the plan:
       - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has
      - at least $10 million in plan assets or
      - 500 or more participants; or
    - does not use daily transfer recordkeeping and has
      - at least $3 million invested in funds of the IDS MUTUAL
         FUND GROUP or
      - 500 or more participants.

    o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These must have at least $10 million invested in funds of the IDS MUTUAL FUND GROUP.

    o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

* Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.


How to purchase shares

If you're investing in this Fund for the first time, you'll need to set up an account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide AEFC with your correct Taxpayer Identification Number (Social Security or
Employer Identification number).  See "Distributions and taxes."

When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise your purchase will be processed the next business day and you will pay the next day's share price.

o The minimums allowed for investment may change from time to time.

o Wire orders can be accepted only on days when your bank, AEFC, the Fund and Norwest Bank Minneapolis are open for business.

o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o AEFC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o   You must pay any fee the bank charges for wiring.

o The Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

                      Three ways to invest

1
By regular accountSend your check and applicationMinimum amounts
              (or your name and account numberInitial investment: $2,000 if you have an established account)Additional
              to:                           investments:        $  100
              American Express Financial Advisors Inc.Account balances:   $  300*
              P.O. Box 74
              Minneapolis, MN  55440-0074

              Your financial advisor will help
              you with this process.

2
By scheduled  Contact your financial advisorMinimum amounts
investment planto set up one of the followingInitial investment: $100
              scheduled plans:              Additional
                                            investments:        $100/mo.
              o  automatic payroll deductionAccount balances:   none
                                            (on active plans of
              o  bank authorization         monthly payments)

              o  direct deposit of
                 Social Security check

              o  other plan approved by the Fund

3
By wire       If you have an established account,If this information is not
              you may wire money to:        included, the order may be
                                            rejected and all money
              Norwest Bank Minneapolis      received by the Fund, less
              Routing No. 091000019         any costs the Fund or AEFC
              Minneapolis, MN               incurs, will be returned
              Attn:Domestic Wire Dept.      promptly.

              Give these instructions:      Minimum amounts
              Credit IDS Account #00-30-015 Each wire investment: $1,000 for personal account # (your
              account number) for (your name).

*If your account balance falls below $300, you will be asked in writing to bring it up to $300 or establish a scheduled investment plan.  If you don't do so within 30 days, your shares can be redeemed and the proceeds mailed to you.

How to exchange shares

You can exchange your shares of the Fund at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. Exchanges into IDS Tax-Free Money Fund must be made from Class A shares. For complete information, including fees and expenses, read the prospectus carefully before exchanging into a new fund.

PAGE 17
If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot create a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

How to redeem shares

You can redeem your shares at any time.  American Express
Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.

A redemption is a taxable transaction. If your proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability.

             Two ways to request an exchange or redemption of shares

1
By letter                     Include in your letter:
                              o  the name of the fund(s)
                              o  the class of shares to be exchanged or redeemed
                                   o  your account number(s) (for exchanges, both funds must be registered in the same ownership)
                                   o  your Taxpayer Identification Number (TIN)
                                   o  the dollar amount or number of shares you want to exchange or redeem
                                   o  signature of all registered account owners
                                   o  for redemptions, indicate how you want your money delivered to you
                                   o  any paper certificates of shares you hold

                                   Regular mail:
                                          American Express Shareholder Service
                                          Attn:  Redemptions
                                          P.O. Box 534
                                          Minneapolis, MN  55440-0534

                                   Express mail:
                                          American Express Shareholder Service
                                          Attn:  Redemptions
                                          733 Marquette Ave.
                                          Minneapolis, MN  55402

2
By phone
American Express Telephone         o  The Fund and AEFC will honor any telephone exchange or redemption request believed to be
Transaction Service:               authentic and will use reasonable procedures to confirm that they are.  This includes
800-437-3133 or                    asking identifying questions and tape recording calls.  If reasonable
612-671-3800                       procedures are not followed, the Fund or AEFC will be liable for any loss resulting from fraudulent requests.

PAGE 18
                                   o  Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges
                                   NOT apply by writing American Express Shareholder Service.  Each registered owner must sign the request.
                                   o  AEFC answers phone requests promptly, but you may experience delays when call volume is high.  If you are unable to get through, use mail procedure as an alternative.
                                   o  Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
                                   o  Phone privileges may be modified or discontinued at any time.

                                   Minimum amount
                                   Redemption:  $100

                                   Maximum amount
                                   Redemption:  $50,000

Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

o Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.

o AEFC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Redemption policies:

o A "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same class from which you redeemed. If you reinvest in Class A, you will purchase the new shares at net asset value rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.

PAGE 19
o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.

Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AEFC that your check has cleared.)


                    Three ways to receive payment when you redeem shares

1
By regular or express mail                      o  Mailed to the address on record.
                                                o  Payable to names listed on the account.

                                                   NOTE:  The express mail delivery charges
                                                   you pay will vary depending on the
                                                   courier you select.

2
By wire                                         o  Minimum wire redemption:  $1,000.
                                                o  Request that money be wired to your bank.
                                                o  Bank account must be in the same
                                                   ownership as the IDS fund account.

                                                   NOTE:  Pre-authorization required.  For
                                                   instructions, contact your financial
                                                   advisor or American Express Shareholder Service.

3
By scheduled payout plan                        o  Minimum payment:  $50.
                                                o  Contact your financial advisor or American Express
                                                   Shareholder Service to set up regular
                                                   payments to you on a monthly, bimonthly,
                                                   quarterly, semiannual or annual basis.
                                                o  Purchasing new shares while under a payout
                                                   plan may be disadvantageous because of
                                                   the sales charges.

Reductions and waivers of the sales charge
Class A - initial sales charge alternative

On purchases of Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment         Sales charge as a
                         percent of:*

                         Public    Net
                         offering  amount
                         price     invested
Up to $50,000             5.0%       5.26%
Next $50,000              4.5        4.71
Next $400,000             3.8        3.95
Next $500,000             2.0        2.04
$1,000,000 or more        0.0        0.00

* To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, amounts for each applicable increment must be totaled. See the SAI.

PAGE 20
Reductions of the sales charge on Class A shares

Your sales charge may be reduced, depending on the totals of:

o  the amount you are investing in this Fund now,

o  the amount of your existing investment in this Fund, if any, and

o the amount you and your immediate family (spouse or unmarried children under 21) are investing or have in other funds in the IDS MUTUAL FUND GROUP that carry a sales charge.

Other policies that affect your sales charge:

o  IDS Tax-Free Money Fund and Class A shares of IDS Cash
Management Fund do not carry sales charges. However, you may count investments in these funds if you acquired shares in them by exchanging shares from IDS funds that carry sales charges.

o Employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for all shares purchased through that plan.

o If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.

For more details, see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o Current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses and unmarried children under 21.

o Current or retired American Express financial advisors, their spouses and unmarried children under 21.

o Qualified employee benefit plans* using a daily transfer recordkeeping system offering participants daily access to IDS funds.

(Participants in certain qualified plans for which the initial sales charge is waived may be subject to a deferred sales charge of up to 4% on certain redemptions. For more information, see the SAI.)

o Shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption.

PAGE 21
o Purchases made within 30 days after a redemption of shares (up to the amount redeemed):
   -   of a product distributed by American Express Financial
       Advisors in a qualified plan subject to a deferred sales charge or

   - a qualified plan where American Express Trust Company has a recordkeeping, trustee, investment management or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the amount of the redemption and the date on which it occurred.

o Purchases made with dividend or capital gain distributions from another fund in the IDS MUTUAL FUND GROUP that has a sales charge.

o  Purchases made through American Express Strategic Portfolio
Service (total amount of all investments made in the Strategic
Portfolio Service must be at least $50,000).

*Eligibility must be determined in advance by American Express
Financial Advisors.  To do so, contact your financial advisor.

Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                  The percentage rate
made during the                     for the CDSC is:

First year                                5%
Second year                               4%
Third year                                4%
Fourth year                               3%
Fifth year                                2%
Sixth year                                1%
Seventh year                              0%

If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value.

The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

PAGE 22
Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

Waivers of the contingent deferred sales charge

The CDSC on Class B shares will be waived on redemptions of shares:

o In the event of the shareholder's death,
o Purchased by any board member, officer or employee of a fund or AEFC or its subsidiaries,
o Held in a trusteed employee benefit plan,
o Held in IRAs or certain qualified plans for which American Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

       - at least 59-1/2 years old, and
       - taking a retirement distribution (if the redemption is part of a transfer to an IRA or qualified plan in a product distributed by American Express Financial Advisors, or a custodian-to-custodian transfer to a product not distributed by American Express Financial Advisors, the CDSC will not be waived), or
       - redeeming under an approved substantially equal periodic payment arrangement.

For investors in Class A shares who have over $1 million invested in one year, the 1% CDSC on redemption of those shares will be waived in the same circumstances described for Class B.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, AEFC provides these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information - which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.
PAGE 23
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:   800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current Fund prices and performance, account values and recent account transactions
National/Minnesota:   800-272-4445
Mpls./St. Paul area:  671-1630

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any net gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions

The Fund's net investment income from dividends and interest is distributed to you monthly as dividends. Short-term capital gains are distributed at the end of the calendar year and included in net investment income. The Fund realizes long-term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. Before they're distributed, net long-term capital gains are included in the value of each share. After they're distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.) Dividends for each class will be calculated at the same time, in the same manner and will be the same amount, prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class. Class B shareholders will receive lower per share dividends than Class A and Class Y shareholders because expenses for Class B are higher than for Class A or Class Y. Class A shareholders will receive lower per share dividends than Class Y shareholders because expenses for Class A are higher than for Class Y.

PAGE 24
Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you in cash, or

o you direct the Fund to invest your distributions in any publicly available IDS fund for which you've previously opened an account. You pay no sales charge on shares purchased through reinvestment from this Fund into any IDS fund.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares.

Taxes

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from other income earned and capital gain distributions are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on borrowed money used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a capital gain distribution. You pay the PAGE 25 full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account at AEFC.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o      a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o      criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN

                                                Use the Social Security or
For this type of account:                       Employer Identification number
                                                of:
Individual or joint account                     The individual or individuals
                                                listed on the account

Custodian account of a minor                    The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                                  The grantor-trustee (the person
                                                who puts the money into the
                                                trust)

An irrevocable trust, pension                   The legal entity (not the
trust or estate                                 personal representative or
                                                trustee, unless no legal entity
                                                is designated in the account
                                                title)

Sole proprietorship                             The owner

Partnership                                     The partnership

PAGE 26
Corporate                                       The corporation

Association, club or                            The organization
tax-exempt organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for Federal Form
W-9, "Request for Taxpayer Identification Number and
Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Fund is organized

The Fund is a diversified, open-end management investment company, as defined in the Investment Company Act of 1940. Originally incorporated on Sept. 30, 1976 in Nevada, the Fund changed its state of incorporation on June 13, 1986 by merging into a Minnesota corporation incorporated on April 7, 1986. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

Shares

The Fund is owned by its shareholders. The Fund issues shares in three classes - Class A, Class B and Class Y. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of the Fund. Par value is one cent per share. Both full and fractional shares can be issued.

The Fund no longer issues stock certificates.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights.

Each class has exclusive voting rights with respect to the provisions of the Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.

Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Board members and officers

Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for PAGE 27 day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. The board members also serve on the boards of all of the other funds in the IDS MUTUAL FUND GROUP, except for Mr. Dudley, who is a board member of all publicly offered funds.

Board members and officers of the Fund

President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.

Independent board members

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public
Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Senior counsellor for national and international affairs, The
Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer, The Valspar
Corporation.

Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Refer to the SAI for the board members' and officers' biographies.

Investment manager and transfer agent

The Fund pays AEFC for managing its portfolio, providing administrative services and serving as transfer agent (handling shareholder accounts).

Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold (subject to the direction and control of the board). Under the current agreement, effective March 20, 1995, the Fund pays AEFC a fee for these services based on the average daily net assets of the Fund, as follows:

     Assets          Annual rate
     (billions)      at each asset level

     First $1.0      0.450%
     Next   1.0      0.425
     Next   1.0      0.400
     Next   3.0      0.375
     Over   6.0      0.350

For the fiscal year ended November, 1995, under the current and prior agreements, the Fund paid AEFC a total investment management fee of 0.47% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at an annual rate of 0.04% decreasing in gradual percentages to 0.02% as assets increase.

In addition, under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

       o   Class A   $15.50
       o   Class B   $16.50
       o   Class Y   $15.50
PAGE 29
Distributor

The Fund has an exclusive distribution agreement with American Express Financial Advisors, a wholly owned subsidiary of AEFC. Financial advisors representing American Express Financial Advisors provide information to investors about individual investment programs, the Fund and its operations, new account applications and exchange and redemption requests. The cost of these services is paid partially by the Fund's sales charges.

Persons who buy Class A shares pay a sales charge at the time of purchase. Prior to March 20, 1995, the date when the Fund began offering more than one class of shares, the Fund paid an account-based distribution fee. That fee is part of Class A's total expenses shown below and was 0.01% of average daily net assets for the fiscal year ended Nov. 30, 1995. Persons who buy Class B shares are subject to a contingent deferred sales charge on a redemption in the first six years and pay an asset-based sales charge (also known as a 12b-1 plan) of 0.75% of the Fund's average daily net assets. For the fiscal period from March 20, 1995 to Nov. 30, 1995, the asset-based sales charge paid by Class B shareholders was 0.75% of the average daily net assets. Class Y shares are sold without a sales charge and without an asset-based sales charge.

Financial advisors may receive different compensation for selling Class A, Class B and Class Y shares. Portions of the sales charge also may be paid to securities dealers who have sold the Fund's shares or to banks and other financial institutions. The amounts of those payments range from 0.8% to 4% of the Fund's offering price depending on the monthly sales volume.

Under a Shareholder Service Agreement, the Fund also pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Total expenses paid by the Fund's Class A shares for the fiscal year ended Nov. 30, 1995, restated to reflect current agreements, were 0.76% of its average daily net assets. Annualized expenses for Class B and Class Y were 1.52% and 0.58%, respectively, based on the period from March 20, 1995 (the inception date for Class B and Class Y) to Nov. 30, 1995.

Total fees and expenses (excluding taxes and brokerage commissions) cannot exceed the most restrictive applicable state expense limitation.

About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

PAGE 30
Besides managing investments for all publicly offered funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on Nov. 30, 1995 were more than $127 billion.

American Express Financial Advisors serves individuals and businesses through its nationwide network of more than 175 offices and more than 7800 advisors.

Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company (American Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Fund may pay brokerage commissions to broker-dealer affiliates of American Express and AEFC.

PAGE 31
Appendix A

Description of investment-grade bond ratings

Bond ratings concern the quality of the issuer. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change, which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A and Baa. Ratings by Standard & Poor's Corporation are AAA, AA, A, and BBB. The following is a compilation of the two agencies' rating descriptions. For further information, see the SAI.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

Definitions of zero-coupon and pay-in-kind securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

PAGE 32
Appendix B

1996 Federal Tax-Exempt and Taxable Equivalent Yield Calculation

These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.
Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjustable gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $96,900-$147,700 range. Under Adjusted Gross Income, $175,000 is in the $117,950 to $176,950 column. The Taxable Income line and Adjusted Gross Income column meet at 31.93%. This is the rate you'll use in Step 2.

Taxable income**                                 Adjusted gross income*
__________________________________________________________________________________________

                                                      $0       $117,950       $176,950           Over
                                                      to             to             to
                                             $117,950(1)    $176,950(2)    $299,450(3)    $299,450(2)
___________________________________________________________________________________________

Married Filing Jointly
$   0 - $ 40,100                                  15.00%
 40,100 - 96,900                                   28.00         28.84%
 96,900 - 147,700                                  31.00          31.93         33.19%
 147,700 - 263,750                                 36.00          37.08          38.55         37.08%
 263,750 +                                         39.60                      42.40***          40.79

___________________________________________________________________________________________


                                                       0                      $117,950           Over
                                                      to                            to
                                             $117,950(1)                   $240,450(3)    $240,450(2)
___________________________________________________________________________________________

Single

$      0 - $ 24,000                               15.00%
  24,000 -   58,150                                28.00
  58,150 -  121,300                                31.00                        32.56%
 121,300 -  263,750                                36.00                         37.81         37.08%
 263,750 +                                         39.60                                        40.79
___________________________________________________________________________________________

  *Gross income with certain adjustments before taking itemized deductions and personal exemptions.
 **Amount subject to federal income tax after itemized deductions and personal exemptions.
***This rate is applicable only in the limited case where your adjusted gross income is less than $299,450 and your taxable income exceeds $263,750.

PAGE 33
(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2) Itemized Deductions Phase-out -- Assumes a single taxpayer has one personal exemption and joint taxpayers have two personal exemptions.
(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions and itemized deductions continue to phase-out.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.


STEP 2:  Determing your federal taxable yield equivalents.

Using 31.93%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 5.88% yield.

                                            For these Tax-Exempt Rates:
___________________________________________________________________________________________
                            3.50%    4.00%   4.50%   5.00%   5.50%   6.00%    6.50%   7.00%
__________________________________________________________________________________________

Marginal Tax Rates                           Equal the Taxable Rates shown below:
___________________________________________________________________________________________
15.00%                      4.12     4.71    5.29    5.88    6.47    7.06     7.65    8.24
28.00%                      4.86     5.56    6.25    6.94    7.64    8.33     9.03    9.72
28.84%                      4.92     5.62    6.32    7.03    7.73    8.43     9.13    9.84
31.00%                      5.07     5.80    6.52    7.25    7.97    8.70     9.42    10.14
31.93%                      5.14     5.88    6.61    7.35    8.08    8.81     9.55    10.28
32.56%                      5.19     5.93    6.67    7.41    8.16    8.90     9.64    10.38
33.19%                      5.24     5.99    6.74    7.48    8.23    8.98     9.73    10.48
36.00%                      5.47     6.25    7.03    7.81    8.59    9.38     10.16   10.94
37.08%                      5.56     6.36    7.15    7.95    8.74    9.54     10.33   11.13
37.81%                      5.63     6.43    7.24    8.04    8.84    9.65     10.45   11.26
38.55%                      5.70     6.51    7.32    8.14    8.95    9.76     10.58   11.39
39.60%                      5.79     6.62    7.45    8.28    9.11    9.93     10.76   11.59
40.79%                      5.91     6.76    7.60    8.44    9.29    10.13    10.98   11.82
42.40%                      6.08     6.94    7.81    8.68    9.55    10.42    11.28   12.15

PAGE 34
Appendix C

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments the Fund may use. At various times the Fund may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Fund's investment goal and policies. For more information on these instruments, see the SAI.

Options and futures contracts. An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy and sell an instrument for a set price on a future date. The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge the Fund's investments against price fluctuations or to increase market exposure.

Asset-backed and mortgage-backed securities. Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The non-mortgage related asset-backed securities do not have the benefit of a security interest in the related collateral. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.

Indexed securities. The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Inverse floaters. Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

PAGE 35
Structured products. Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

                             STATEMENT OF ADDITIONAL INFORMATION

                                            FOR

                                  IDS TAX-EXEMPT BOND FUND

                                        Jan. 29, 1996


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the Annual Report which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.

This SAI is dated Jan. 29, 1996, and it is to be used with the prospectus dated Jan. 29, 1996, and the Annual Report for the fiscal year ended Nov. 30, 1996.

PAGE 37
                                      TABLE OF CONTENTS

Goal and Investment Policies.........................See Prospectus

Additional Investment Policies................................p. 3

Portfolio Transactions........................................p. 5

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation........................p. 8

Performance Information.......................................p. 8

Valuing Fund Shares...........................................p.10

Investing in the Fund.........................................p.12

Redeeming Shares..............................................p.15

Pay-out Plans.................................................p.16

Capital Loss Carryover........................................p.17

Taxes.........................................................p.17

Agreements....................................................p.18

Board Members and Officers....................................p.21

Custodian.....................................................p.25

Independent Auditors..........................................p.25

Financial Statements..............................See Annual Report

Prospectus....................................................p.26

Appendix A:  Description of Bond Ratings and Short-Term
             Securities and Additional Information on
             Investment Policies..............................p.27

Appendix B:  Options and Interest Rate Futures Contracts......p.32

Appendix C:  Dollar-Cost Averaging............................p.38

PAGE 38
ADDITIONAL INVESTMENT POLICIES

These are investment policies in addition to those presented in the prospectus. Unless holders of a majority of the outstanding voting securities agree to make the change the Fund will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Purchase securities of an issuer if the board members and officers of the Fund and of American Express Financial Corporation (AEFC) hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund and of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

'Lend Fund securities in excess of 30% of its net assets. In making such loans, the Fund gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral. Such loans are callable at the discretion of the Fund. The Fund has not loaned securities in the past and has no present intention of making such loans. The PAGE 39 risks are that the borrower may not provide additional collateral when required or return the securities when due.

Unless changed by the board, the Fund will not:

'Buy on margin or sell short, except that it may enter into interest rate futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities whose issuer or guarantor of principal and interest has been in operation for less than three years.

'Invest in voting securities, securities of investment companies, or exploration or development programs, such as oil, gas or mineral leases.

'Invest more than 5% of its net assets in warrants. Under one state's law no more than 2% of the Fund's net assets may be invested in warrants not listed on the New York or American Stock
Exchange.

'Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the board, will consider the essential nature of the lease property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligations. For purposes of complying with Ohio law, the Fund will not invest in more than 15% of its total assets in a combination of illiquid securities, 144A securities and securities of companies, including any predecessor, that have a record of less than three years continuous operations.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

For daily operations, the Fund may invest its excess cash in short-term tax-exempt securities. Under extraordinary conditions where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the Fund is authorized to make certain taxable investments as described in this SAI.

The Fund may purchase some debt securities on a when-issued basis, which means that it may take as long as 45 days after the purchase PAGE 40 before the securities are delivered to the Fund. Payment and interest terms, however, are fixed at the time the purchaser enters into the commitment. Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or start earning interest on them until the contractual settlement date. When-issued securities are subject to market fluctuations and may affect the Fund's total assets the same as owned securities.

The Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes. It may purchase short-term U.S. and Canadian government securities. It may invest in bank obligations including negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit. The issuing bank or savings and loan generally must have capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent. It also may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. Repurchase agreements involve investments in debt securities where the seller (broker-dealer or bank) agrees to repurchase the securities from the Fund at cost plus an agreed-to interest rate within a specified time. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired, and it might subsequently incur a loss if the value of the security declines or if the other party to a repurchase agreement defaults on its obligation.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a description of bond ratings and short-term securities and additional information on investment policies, see Appendix A. For a discussion on options and interest rate futures contracts, see
Appendix B.

PORTFOLIO TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and most favorable execution except where otherwise authorized by the board.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio PAGE 41 transactions for any fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

Normally, the Fund's securities are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities to the funds in the IDS MUTUAL FUND GROUP and other funds for which it acts as investment advisor.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies, information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the Securities and Exchange Commission (SEC).

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling PAGE 42 of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has assured the Fund that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund or account.

Each investment decision made for the Fund is made independently from any decision made for another fund in the IDS MUTUAL FUND GROUP or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another fund or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. AEFC has assured the Fund it will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

The Fund paid total brokerage commissions of $0 for the fiscal year ended Nov. 30, 1995, $0 for fiscal year 1994, and $35,700 for fiscal year 1993. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the fiscal year ended Nov. 30, 1995, the Fund held no securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 54% in the fiscal year ended Nov.
30, 1995, and 66% in fiscal year 1994.

PAGE 43
BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN
EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (American Express) (of which AEFC is a wholly owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and
(ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

AEFC may direct brokerage to compensate an affiliate. AEFC will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. AEFC owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to AEFC and in turn AEFC will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

PAGE 44
Aggregate total return

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                             ERV - P
                                P

where:    P  =  a hypothetical initial payment of $1,000
        ERV  =  ending redeemable value of a hypothetical $1,000
                payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

             Yield = 2[(a-b + 1)6 - 1]
                         cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements
           c = the average daily number of shares outstanding during the period that were entitled to receive dividends
           d = the maximum offering price per share on the last day of the period

The Fund's annualized yield was 4.40% for Class A, 3.88% for Class B, and 4.80% for Class Y for the 30-day period ended Nov. 30, 1995.

Distribution yield

Distribution yield is calculated according to the following formula:

                  D   divided by  POP  F equals  DY
                  30              30

where:     D = sum of dividends for 30-day period
         POP = sum of public offering price for 30-day period
           F = annualizing factor
          DY = distribution yield

The Fund's distribution yield was 4.78% for Class A, 4.29% for
Class B, and 5.20% for Class Y for the 30-day period ended Nov. 30,
1995.

PAGE 45
Tax-Equivalent Yield

Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the fund's tax equivalent yield, based on federal but not state tax rates, for the 30-day period ended Nov. 30, 1995.

Marginal
Income Tax          Tax-Equivalent Yield
Bracket                 Distribution              Annualized

Class A
15.0%                     5.62%                     5.18%
28.0%                     6.64%                     6.11%
33.0%                     7.13%                     6.57%

Class B
15.0%                     5.05%                     4.56%
28.0%                     5.96%                     5.39%
33.0%                     6.40%                     5.79%

Class Y
15.0%                     6.12%                     5.65%
28.0%                     7.22%                     6.67%
33.0%                     7.76%                     7.16%

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING FUND SHARES

The value of an individual share for each class is determined by using the net asset value before shareholder transactions for the day. On Dec. 1, 1995, the first business day following the end of the fiscal year, the computation looked like this:

            Net assets before                       Shares outstanding               Net asset value
            shareholder transactions                at end of previous day           of one share
Class A        $1,167,852,550             divided by    286,238,370         equals   $4.08
Class B            13,722,423                             3,363,339                   4.08
Class Y                 9,282                                 2,275                   4.08

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

PAGE 46
'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's board.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The New York Stock Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUND

Sales Charge

Shares of the Fund are sold at the public offering price determined at the close of business on the day an application is accepted.
The public offering price is the net asset value of one share plus a sales charge, if applicable. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the net asset value. For Class A, the public offering price for an investment of less than $50,000, made Dec. 1, 1995, was determined by dividing the net asset value of one share, $4.08, by 0.95 (1.00-
0.05 for a maximum 5% sales charge) for a public offering price of $4.29. The sales charge is paid to American Express Financial Advisors by the person buying the shares.

Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                       Within each increment,
                                         sales charge as a
                                           percentage of:
                             Public                      Net
Amount of Investment       Offering Price           Amount Invested

First     $   50,000           5.0%                      5.26%
Next          50,000           4.5                       4.71
Next         400,000           3.8                       3.95
Next         500,000           2.0                       2.04
$1,000,000 or more             0.0                       0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.
PAGE 48
The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                               On total investment, sales
                                             charge as a percentage of
                                        Public                         Net
                                   Offering Price              Amount Invested
Amount of Investment                            ranges from:
First    $   50,000                        5.00%                       5.26%
More than    50,000 to   100,000      5.00-4.50                   5.26-4.71
More than   100,000 to   500,000      4.50-3.80                   4.71-3.95
More than   500,000 to   999,999      3.80-2.00                   3.95-2.04
$1,000,000 or more                    0.00                        0.00

Class A - Reducing the Sales Charge

Sales charges are based on the total amount of your investments in the Fund. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

The total amount invested includes any shares held in the Fund in the name of a member of your immediate family (spouse and unmarried children under 21). For instance, if your spouse already has invested $20,000 and you want to invest $40,000, your total amount invested will be $60,000 and therefore you will pay the lower charge of 4.5% on $10,000 of the $40,000.

Until a spouse remarries, the sales charge is waived for spouses and unmarried children under 21 of deceased board members, officers or employees of the Fund or AEFC or its subsidiaries and deceased advisors.

The total amount invested also includes any investment you or your immediate family already have in the other publicly offered funds in the IDS MUTUAL FUND GROUP where the investment is subject to a sales charge. For example, suppose you already have an investment of $25,000 in IDS Stock Fund and $5,000 in this Fund. If you invest $40,000 more in this fund, your total amount invested in the funds will be $70,000 and therefore $20,000 of your $40,000 investment will incur a 4.5% sales charge.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing an LOI may be used to reach the $1 million total, excluding Cash Management Fund and Tax-Free PAGE 49
Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you'll just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Here's an example. You file a LOI to invest $1 million and make an investment of $100,000 at that time. You pay the normal 5% sales charge on the first $50,000 and 4.5% sales charge on the next $50,000 of this investment. Let's say you make a second investment of $900,000 (bringing the total up to $1 million) one month before the 13-month period is up. On the date you bring your total to $1 million, AEFC makes an adjustment to your account(s). The adjustment is made by crediting your account with additional shares, in an amount equivalent to the sales charge previously paid.

Systematic Investment Programs

After you make your investment of $2,000 or more, you can arrange to make additional payments of $100 or more on a regular basis. These minimums do not apply to all systematic investment programs. You decide how often you want to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

How does this work? Your regular investment amount will purchase more shares when the net asset value per share decreases, and fewer shares when the net asset value per share increases. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

The systematic investment program itself cannot ensure a profit, nor can it protect against a loss in a declining market. If you decide to discontinue the program and redeem your shares when their net asset value is less than what you paid for them, you will incur a loss.

For a discussion on dollar-cost averaging, see Appendix C.

Automatic Directed Dividends

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into one fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express
Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors
Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read its prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The SEC, under the provisions of the Investment Company Act of 1940, as amended, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing
PAGE 51
shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash.

Applications for a systematic investment in a class of any fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write or call American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, 612-671-3733. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose.
This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in the account.

PAGE 52
Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in your account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, the Fund had capital loss carryover of $20,313,865 at Nov. 30, 1995, that will expire in 2002.

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired.

TAXES

If you buy shares in one of the funds and then exchange into another fund, it is considered a sale and subsequent purchase of shares. Under tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period. For the fiscal year ended Nov. 30, 1995, 100% of the income distribution was designated as exempt from federal income taxes.

Capital gain distributions received by individual and corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the fund are paid to shareholders as part of their ordinary income dividend and are taxable.

If you are a "substantial user" (or related person) of facilities financed by industrial development bonds, you should consult your tax advisor before investing. The income from such bonds may not be tax-exempt for you.

Interest on private activity bonds, generally issued after August 1986, is a preference item for purposes of the individual and corporate alternative minimum taxes. "Private-activity"
PAGE 53
(non-governmental purpose) municipal bonds include industrial revenue bonds, student-loan bonds, and multi- and single-family housing bonds. An exception is made for private-activity bonds issued for qualified -501(c)(3)-organizations, including non-profit colleges, universities and hospitals. These bonds will continue to be tax-exempt and will not be subject to the alternative minimum tax for individuals.

State law determines whether interest income on a particular municipal bond is tax-exempt for state tax purposes. It also determines the tax treatment of those bonds when earned by a mutual fund and paid to the Fund's shareholders. The Fund will tell you the percentage of interest income from municipal bonds it received during the year on a state-by-state basis. Your tax advisor should help you report this income for state tax purposes.

Under federal tax law and an election made by the Fund under federal tax rules, by the end of a calendar year the fund must declare and pay dividends representing 98% of ordinary income through Dec. 31 and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Nov. 30 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor for more complete information as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

The Fund has an Investment Management Services Agreement with AEFC. For its services, AEFC is paid a fee based on the following schedule:

Assets              Annual rate at
(billions)          each asset level

First $1.0              0.440%
Next   1.0              0.425
Next   1.0              0.400
Next   3.0              0.375
Over   6.0              0.350

On Nov. 30, 1995, the daily rate applied to the Fund's net assets was equal to 0.438% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the prior and current agreements, the total amount paid was $5,295,694 for the fiscal year ended Nov. 30, 1995, $6,316,486 for fiscal year 1994, and $6,920,342 for fiscal year 1993.

Under the current Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; Fund office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of the Fund; and expenses properly payable by the Fund, approved by the board. Under the prior and current agreements, the Fund paid nonadvisory expenses of $354,237 for the fiscal year ended Nov. 30, 1995, $275,319 for fiscal year 1994, and $455,438 for fiscal year 1993.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

     Assets          Annual rate
     (billions)      each asset level

     First $1.0      0.040%
     Next   1.0      0.035
     Next   1.0      0.030
     Next   3.0      0.025
     Over   6.0      0.020

On Nov. 30, 1995, the daily rate applied to the Fund's net assets was equal to 0.039% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $315,202 for the fiscal period ended Nov. 30, 1995.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with AEFC. This agreement governs AEFC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AEFC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15.50 per year and for Class B is $16.50 per year. The fees paid to AEFC may be changed from time to time upon agreement of the parties without shareholder approval. Under the agreement, the Fund paid fees of $539,035 for the fiscal year ended Nov. 30, 1995.

Distribution Agreement

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to American Express Financial Advisors daily. These charges amounted to $1,579,003 for the fiscal year ended Nov. 30, 1995. After paying commissions to PAGE 55 personal financial advisors, and other expenses, the amount retained was $244,852. The amounts were $1,969,064 and $696,374 for fiscal year 1994, and $2,948,572 and $1,017,634 for fiscal year 1993.

Additional information about commissions and compensation for the fiscal year ended Nov. 30, 1995, is contained in the following table:

(1)           (2)             (3)             (4)           (5)
              Net             Compensation
Name of       Underwriting    on Redemption
Principal     Discounts and   and             Brokerage     Other
Underwriter   Commissions     Repurchases     Commissions   Compensation
AEFC             None            None            None       $101,120**

American
Express
Financial
Advisors      $1,579,003         None            None          None

*For further information see "Brokerage Commissions Paid to Brokers Affiliated with AEFC."
**Distribution fees paid pursuant to the Plan and Agreement of Distribution.

Shareholder Service Agreement

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Plan and Agreement of Distribution

For Class B shares, to help American Express Financial Advisors defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and American Express Financial Advisors entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing the Fund's shares except compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, American Express Financial Advisors is paid a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the PAGE 56
Fund or by American Express Financial Advisors. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the Investment Company Act of 1940, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, nd all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the fiscal year ended Nov. 30, 1995, under the prior and current agreements, the Fund paid fees of $101,120.

Total fees and expenses

Total fees and nonadvisory expenses cannot exceed the most restrictive applicable state limitation. Currently, the most restrictive applicable state expense limitation, subject to exclusion of certain expenses, is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million, on an annual basis. At the end of each month, if the fees and expenses of the Fund exceed this limitation for the Fund's fiscal year in progress, AEFC will assume all expenses in excess of the limitation. AEFC then may bill the Fund for such expenses in subsequent months up to the end of that fiscal year, but not after that date. No interest charges are assessed by AEFC for expenses it assumes. The Fund paid total fees and nonadvisory expenses of $8,004,371 for the fiscal year ended Nov. 30, 1995.

BOARD MEMBERS AND OFFICERS

The following is a list of the Fund's board members who, except for Mr. Dudley, also are directors of all other funds in the IDS MUTUAL FUND GROUP. Mr. Dudley is a board member of all publicly offered funds. All shares have cumulative voting rights with respect to the election of board members.

Lynne V. Cheney'
Born in 1941.
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, the Interpublic Group of Companies, Inc.
(advertising), and FPL Group, Inc. (holding company for Florida
Power and Light).

William H. Dudley**
Born in 1932.
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of AEFC.

Robert F. Froehlke+
Born in 1922.
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943.
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.
Previously, senior vice president, finance and chief financial officer of AEFC.

Heinz F. Hutter+'
Born in 1929.
P.O. Box 5724
Minneapolis, MN

President and chief operating officer, Cargill, Incorporated
(commodity merchants and processors) from February 1991 to September 1994. Executive vice president from 1981 to February
1991.

Anne P. Jones
Born in 1935.
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Donald M. Kendall'
Born in 1921.
PepsiCo, Inc.
Purchase, NY

Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Born in 1922.
Reader's Digest Association, Inc.
PAGE 58
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Chairman of the board, COMSAT Corporation, former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

Lewis W. Lehr'
Born in 1921.
3050 Minnesota World Trade Center
30 E. Seventh St.
St. Paul, MN

Former chairman of the board and chief executive officer, Minnesota Mining and Manufacturing Company (3M). Director, Jack Eckerd
Corporation (drugstores).  Advisory Director, Peregrine Inc.
(microelectronics).

William R. Pearce+*
Born in 1927.
901 S. Marquette Ave.
Minneapolis, MN

President of all funds in the IDS MUTUAL FUND GROUP since June
1993.  Former vice chairman of the board, Cargill, Incorporated
(commodity merchants and processors).

Edson W. Spencer+
Born in 1926.
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Chairman of the board, Mayo Foundation (healthcare). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products) and CBS Inc. Member of International Advisory Councils, Robert Bosch (Germany) and NEC (Japan).

John R. Thomas**
Born in 1937.
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of AEFC.

Wheelock Whitney+
Born in 1926.
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).
PAGE 59

C. Angus Wurtele'
Born in 1934.
Valspar Corportation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and chief executive officer, The Valspar
Corporation (paints).  Director, Bemis Corporation (packaging),
Donaldson Company (air cleaners & mufflers) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund.
**Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938.
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942.
IDS Tower 10
Minneapolis, MN

Vice president-investments of all funds in the IDS MUTUAL FUND
GROUP.  Director and senior vice president-investments of AEFC.

Melinda S. Urion
Born in 1953.
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the IDS MUTUAL FUND GROUP. Director, senior vice president and chief financial officer of AEFC.
Director and executive vice president and controller of IDS Life
Insurance Company.

Members of the board who are not officers of the Fund or board members of AEFC receive an annual fee of $1,500. They also receive attendance and other fees, the cost of which the Fund shares with the other funds in the IDS MUTUAL FUND GROUP. These fees include attendance of meetings of the Contracts Committee, $750; meetings of the Audit, Board, Executive or Investment Review Committees, $500; meetings of the Personnel Committee, $300; out-of-state, $500; and Chair of the Contracts Committee, $5,000. Expenses for attending those meetings are also reimbursed. Upon retirement, or earlier if for approved reasons, the independent board members receive monthly payments equal to 1/2 of the annual fee divided by 12 for as many months as the board member served on the board up to 120 months or until the date of death. There are no death benefits and the plan is not funded.

During the fiscal year ended Nov. 30, 1995, the members of the board, for attending up to 27 meetings, received the following compensation:

                                     Compensation Table

                                   Pension or       Estimated
                    Aggregate      Retirement       annual        Total cash
                    compensation   benefits         benefit       compensation
                    from the       accrued as       upon          from the IDS
Board member        Fund           Fund expenses    retirement    MUTUAL FUND GROUP
Lynne V. Cheney     $1,799         $  320           $  750        $70,000
Robert F. Froehlke   1,826          1,087              750         71,100
Heinz F. Hutter      1,734            538              363         67,500
Anne P. Jones        1,825            281              750         71,000
Donald M. Kendall    1,671            598              750         65,000
Melvin R. Laird      1,825            587              750         71,000
Lewis W. Lehr        1,805            100              731         70,200
Edson W. Spencer     1,882            130              400         73,500
Wheelock Whitney     1,801            476              750         70,100
C. Angus Wurtele     1,695            529              744         66,000

On Nov. 30, 1995, the Fund's board members and officers as a group owned less than 1% of the outstanding shares. During the fiscal year ended Nov. 30, 1995, no board member or officer earned more than $60,000 from this Fund. All board members and officers as a group earned $30,415, including $4,646 of retirement plan benefits, from this Fund.

CUSTODIAN

The Fund's securities and cash are held by First Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law.

INDEPENDENT AUDITORS

The financial statements contained in the Annual Report to shareholders for the fiscal year ended Nov. 30, 1995, were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest
Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related PAGE 61 services as requested by the Fund.

FINANCIAL STATEMENTS

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1995 Annual Report to shareholders, pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus for IDS Tax-Exempt Bond Fund dated Jan. 29, 1996, is hereby incorporated in this SAI by reference.

PAGE 62
APPENDIX A

DESCRIPTION OF BOND RATINGS AND SHORT-TERM SECURITIES AND
ADDITIONAL INFORMATION ON INVESTMENT POLICIES

These ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's ratings may change which could affect its price.

Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, and C.

Bonds rated:

Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
PAGE 63
Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca represent obligations which are speculative in a high degree.
Such issues are often in default or have other marked shortcomings.

C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB,
B, CCC, CC, C and D.

AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

PAGE 64
CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D is in payment default. The D rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each nonrated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

Definitions of Zero-Coupon and Pay-In-Kind Securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

Short-term Tax-exempt Securities

A portion of the Fund's assets are in cash and short-term securities for day-to-day operating purposes. The investments will usually be in short-term municipal bonds and notes. These include:

(1) Tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes on a future date.

(2) Bond anticipation notes sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future.

(3) Revenue anticipation notes issued in anticipation of revenues from sources other than taxes, such as federal revenues available under the Federal Revenue Sharing Program.

(4) Tax and revenue anticipation notes issued in anticipation of revenues from taxes and other sources of revenue, except bond placements.

PAGE 65
(5)   Construction loan notes insured by the Federal Housing
Administration which remain outstanding until permanent financing by the Federal National Mortgage Association (FNMA) or the
Government National Mortgage Association (GNMA) at the end of the project construction period.

(6) Tax-exempt commercial paper with a stated maturity of 365 days or less issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

(7) Project notes issued by local housing authorities to finance urban renewal and public housing projects. These notes are guaranteed by the full faith and credit of the U.S. government.

(8) Variable rate demand notes, on which the yield is adjusted at periodic intervals not exceeding 31 days and on which the principal may be repaid after not more than seven days' notice, are considered short-term regardless of the stated maturity.

Short-term Taxable Securities and Repurchase Agreements

Depending on market conditions, a portion of the Fund's investments may be invested in short-term taxable securities. These include:

(1) Obligations of the U.S. government, its agencies and instrumentalities resulting principally from lending programs of the U.S. government;

(2) U.S. Treasury bills with maturities up to one year. The difference between the purchase price and the maturity value or resale price is the interest income to the Fund;

(3) Certificates of deposit or receipts with fixed interest rates issued by banks in exchange for deposit of funds;

(4) Bankers' acceptances arising from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions;

(5) Letters of credit which are short-term notes issued in bearer form with a bank letter of credit obligating the bank to pay the bearer the amount of the note;

(6) Commercial paper rated in the two highest grades by Standard & Poor's or Moody's. Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. These ratings reflect a review of management, economic evaluation of the industry competition, liquidity, long-term debt and ten-year earnings trends:

Standard & Poor's rating A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

Standard & Poor's rating A-2 indicates that capacity for timely payment on issues with this designation is strong.
PAGE 66
Moody's rating Prime-1 (P-1) indicates a superior capacity for repayment of short-term promissory obligations.

Moody's rating Prime-2 (P-2) indicates a strong capacity for repayment of short-term promissory obligations.

(7) Repurchase agreements involving acquisition of securities by the Fund with a concurrent agreement by the seller, usually a bank or securities dealer, to reacquire the securities at cost plus interest within a specified time. From this investment, the Fund receives a fixed rate of return that is insulated from market rate changes while it holds the security.

PAGE 67
APPENDIX B

OPTIONS AND INTEREST RATE FUTURES CONTRACTS

The Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less a commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit the Fund and its shareholders by improving the Fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is PAGE 68 purchased, the Fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record-keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by the Fund for investment purposes. Options permit the Fund to experience the change in the value of a security with a relatively small initial cash investment. The risk the Fund assumes when it buys an option is the loss of the premium. To be beneficial to the Fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. The Fund will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the Fund's goal.

'All options written by the Fund will be covered. For covered call options if a decision is made to sell the security, the Fund will attempt to terminate the option contract through a closing purchase transaction.

'The Fund will write options only as permitted under federal or state laws or regulations, such as those that limit the amount of total assets subject to the options. While no limit has been set by the Fund, it will conform to the requirements of those states. For example, California limits the writing of options to 50% of the assets of a fund.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since the Fund is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Fund. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board PAGE 69
Options Exchange (CBOE) or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contracts markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the Fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the Fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if the Fund owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned.

Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in interest rates in a fashion similar to the debt securities the Fund owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from PAGE 70 declining as much as it otherwise would have. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the Fund's earnings. Even if short-term rates were not higher, the Fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds on the cash market. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly.
Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, the Fund would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the Fund.

RISKS. There are risks in engaging in each of the management tools described above. The risk the Fund assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

The risk involved in writing options on futures contracts the Fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The Fund could enter into a closing PAGE 71 transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the Fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the Fund might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Fund's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that the Fund's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the Fund would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, the Fund may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The Fund also may be restricted in purchasing put options for the purpose of PAGE 72 hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 73
APPENDIX C

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

___________________________________________________________________
Regular             Market Price            Shares
Investment          of a Share              Acquired
 $100                $6.00                    16.7
  100                 4.00                    25.0
  100                 4.00                    25.0
  100                 6.00                    16.7
  100                 5.00                    20.0
 $500               $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).
PAGE 74







Independent auditors' report
___________________________________________________________________

The board of directors and shareholders
IDS Tax-Exempt Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Tax-Exempt Bond Fund, Inc. as of November 30, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended November 30, 1995, and the financial highlights for each of the years in the four-year period ended November 30, 1995, the eleven months ended November 30, 1991, and for each of the years in the five-year period ended December 31, 1990. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Tax-Exempt Bond Fund, Inc. at November 30, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period ended November 30, 1995, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
January 5, 1996

PAGE 75

                          Financial statements

                          Statement of assets and liabilities
                          IDS Tax-Exempt Bond Fund, Inc.
                          Nov. 30, 1995
_____________________________________________________________________________________________________________
                          Assets
_____________________________________________________________________________________________________________
Investments in securities, at value (Note 1)
   (identified cost $1,060,137,268)                                                           $1,175,857,264
Accrued interest receivable                                                                       18,022,894
Receivable for investment securities sold                                                          3,886,484
_____________________________________________________________________________________________________________

Total assets                                                                                   1,197,766,642
_____________________________________________________________________________________________________________
                          Liabilities
_____________________________________________________________________________________________________________
Disbursements in excess of cash on demand deposit                                                    498,981
Dividends payable to shareholders                                                                    458,844
Payable for investment securities purchased                                                       20,531,612
Accrued investment management services fee                                                            28,522
Accrued distribution fee                                                                                 553
Accrued service fee                                                                                   11,180
Accrued transfer agency fee                                                                            1,723
Accrued administrative services fee                                                                    2,510
Other accrued expenses                                                                               128,121
_____________________________________________________________________________________________________________

Total liabilities                                                                                21,662,046
_____________________________________________________________________________________________________________

Net assets applicable to outstanding capital stock                                            $1,176,104,596
_____________________________________________________________________________________________________________
                          Represented by
_____________________________________________________________________________________________________________
Capital stock -- authorized 10,000,000,000 shares of $.01 par value                           $    2,896,040
Additional paid-in capital                                                                     1,096,897,935
Undistributed net investment income                                                                   96,129
Accumulated net realized loss (Notes 1 and 5)                                                   (44,383,629)
Unrealized appreciation (Note 7)                                                                 120,598,121
_____________________________________________________________________________________________________________

Total -- representing net assets applicable to outstanding capital stock                      $1,176,104,596
_____________________________________________________________________________________________________________

Net assets applicable to outstanding shares: Class A                                          $1,162,433,870
                                             Class B                                          $   13,661,486
                                             Class Y                                          $        9,240

Net asset value per share of outstanding capital stock: Class A shares 286,238,370             $         4.06
                                                        Class B shares   3,363,339             $         4.06
                                                        Class Y shares       2,275             $         4.06

See accompanying notes to financial statements.
PAGE 76
                          Financial statements

                          Statement of operations
                          IDS Tax-Exempt Bond Fund, Inc.
                          Nov. 30, 1995
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________
Income:
Interest                                                                                       $ 70,030,718
_____________________________________________________________________________________________________________

Expenses (Note 2):
Investment management services fee                                                                 5,295,694
Distribution fee
     Class A                                                                                          63,515
     Class B                                                                                          37,605
Transfer agency fee                                                                                  538,738
Incremental transfer agency fee - Class B                                                                297
Service fee
     Class A                                                                                       1,390,309
     Class B                                                                                           8,774
Administrative services fee                                                                          315,202
Compensation of directors                                                                             22,757
Compensation of officers                                                                               7,658
Custodian fees                                                                                        49,790
Postage                                                                                               78,658
Registration fees                                                                                     79,512
Reports to shareholders                                                                               79,710
Audit fees                                                                                            34,000
Administrative                                                                                         7,196
Other                                                                                                 16,333
_____________________________________________________________________________________________________________

Total expenses                                                                                    8,025,748

    Earnings credits on cash balances (Note 2)                                                      (21,377)
_____________________________________________________________________________________________________________

Total net expenses                                                                                 8,004,371
_____________________________________________________________________________________________________________

Investment income -- net                                                                          62,026,347
_____________________________________________________________________________________________________________

                          Realized and unrealized gain (loss) -- net
_____________________________________________________________________________________________________________

Net realized gain on security transactions (Note 3)                                               14,158,936
Net realized loss on financial futures contracts                                                (19,365,688)
Net realized gain on expired option contracts written (Note 4)                                       622,500
______________________________________________________________________________________________________________

Net realized loss on investments                                                                 (4,584,252)
Net change in unrealized appreciation or depreciation                                           156,869,653
_____________________________________________________________________________________________________________

Net gain on investments                                                                          152,285,401
_____________________________________________________________________________________________________________

Net increase in net assets resulting from operations                                            $214,311,748
_____________________________________________________________________________________________________________

See accompanying notes to financial statements.
/TABLE

PAGE 77

                      Financial statements

                          Statements of changes in net assets
                          IDS Tax-Exempt Bond Fund, Inc.
                          Year ended Nov. 30,
_____________________________________________________________________________________________________________
                          Operations and distributions                                 1995              1994
_____________________________________________________________________________________________________________
Investment income -- net                                                     $  62,026,347    $   69,996,726
Net realized loss on investments                                               (4,584,252)      (29,604,611)
Net change in unrealized appreciation or depreciation                          156,869,653     (141,085,176)
_____________________________________________________________________________________________________________

Net increase (decrease) in net assets resulting from operations                214,311,748     (100,693,061)
_____________________________________________________________________________________________________________

Distributions to shareholders from:
  Net investment income
    Class A                                                                   (61,798,018)      (69,995,559)
    Class B                                                                      (228,530)                --
    Class Y                                                                          (338)                --
  Net realized gain
    Class A                                                                             --      (28,014,289)
_____________________________________________________________________________________________________________

Total distributions                                                           (62,026,886)      (98,009,848)
_____________________________________________________________________________________________________________
                          Capital share transactions (Note 6)
_____________________________________________________________________________________________________________

Proceeds from sales
  Class A shares (Note 2)                                                      218,907,812       128,446,824
  Class B shares                                                                13,834,432                --
  Class Y shares                                                                     8,505                --
Reinvestment of distributions at net asset value
  Class A shares                                                                41,880,852        70,563,152
  Class B shares                                                                   191,220                --
  Class Y shares                                                                       334                --
Payments for redemptions
  Class A shares                                                             (304,525,136)     (237,258,569)
  Class B shares (Note 2)                                                        (904,711)                --
  Class Y shares                                                                      (20)                --
_____________________________________________________________________________________________________________

Decrease in net assets from capital share transactions                        (30,606,712)      (38,248,593)
_____________________________________________________________________________________________________________

Total increase (decrease) in net assets                                        121,678,150     (236,951,502)

Net assets at beginning of year                                             1,054,426,446     1,291,377,948
_____________________________________________________________________________________________________________

Net assets at end of year
  (including undistributed net investment income of
  $96,129 and $0)                                                           $1,176,104,596    $1,054,426,446
See accompanying notes to financial statements.

PAGE 78
Notes to financial statements

IDS Tax-Exempt Bond Fund, Inc.
___________________________________________________________________
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares, which the Fund began offering on March 20, 1995, may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years. Class Y shares, which the Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Valuation of securities

All securities are valued at the close of each business day. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board of directors. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on the portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

PAGE 79
Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund may realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell interest rate futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of November 30, 1995, the Fund had entered into outstanding when-issued or forward commitments of $8,874,852.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax PAGE 80 purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.
___________________________________________________________________
2. Expenses and sales charges

Under terms of a prior agreement that ended March 19, 1995, the Fund paid AEFC a fee for managing its investments, recordkeeping and other specified services. The fee was a percentage of the Fund's average daily net assets consisting of a group asset charge in reducing percentages from 0.46% to 0.32% annually on the combined net assets of all non-money market funds in the IDS MUTUAL FUND GROUP and an individual annual asset charge of 0.13% of average daily net assets.

Also under terms of the prior agreement, the Fund paid AEFC a distribution fee at an annual rate of $6 per shareholder account and a transfer agency fee at an annual rate of $15.50 per shareholder account.

Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent as follows: Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

PAGE 81
Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges by American Express Financial Advisors Inc. for distributing Fund shares were $1,572,257 for Class A and $6,746 for Class B for the twelve months ended Nov. 30, 1995. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the year ended Nov. 30, 1995, the Fund's custodian and transfer agency fees were reduced by $21,377 as a result of earnings credits from overnight cash balances.

The Fund has a retirement plan for its independent directors. Upon retirement, directors receive monthly payments equal to one-half of the retainer fee for as many months as they served as directors up to 120 months. There are no death benefits. The plan is not funded but the Fund recognizes the cost of payments during the time the directors serve on the board. The retirement plan expense amounted to $4,646 for the twelve months ended Nov. 30, 1995.

3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $566,456,582 and $650,128,609, respectively, for the twelve months ended Nov. 30, 1995. Realized gains and losses are determined on an identified cost basis.
--------------------------------------------------------
4. Option contracts written

The number of contracts and premium amounts associated with option contracts written is as follows:

         Year ended Nov. 30, 1995
_______________________________________________
                                 Calls
                            Contracts   Premium
_______________________________________________
Balance Nov. 30, 1994         --         $    --
Opened                       500          622,500
Exercised                   (500)        (622,500)
_______________________________________________
Balance Nov. 30, 1995       --         $    --
_______________________________________________

________________________________________________________

PAGE 82
5. Capital loss carryover

For federal income tax purposes, the Fund has a capital loss
carryover of approximately $  ,   ,    at Nov. 30, 1995, that will
expire in 2002 and 2003 if not offset by subsequent capital gains.

6. Capital share transactions

Transactions in shares of capital stock for the years
indicated are as follows:
________________________________________________________________________________________
                                 Year ended Nov. 30, 1995                                    Year ended
                                                                              11/30/94
                                Class A       Class B*        Class Y*         Class A
________________________________________________________________________________________
Sold                         57,695,876      3,544,563           2,195      33,342,008
Issued for reinvested        10,859,855         48,794              85      17,804,910
   distributions
Redeemed                    (79,935,787)      (230,018)              (5)    (61,882,421)
_______________________________________________________________________________________
Net increase (decrease)    (11,380,056)      3,363,339           2,275    (10,735,503)
_______________________________________________________________________________________
*Inception date was March 20, 1995.
_______________________________________________________________________________________

7. Interest rate futures contracts

At Nov. 30, 1995, investments in securities included
securities valued at $     that were pledged as
collateral to cover initial margin deposits on ___ open contracts. The market value of the open contracts at Nov. 30, 1995 was $
with a net unrealized gain of $4,878,125.

8. Financial highlights

 "Financial highlights" showing per share data and selected information is presented on pages 6 and 7 of the prospectus.
PAGE 83

                         Investments in securities

                         IDS Tax-Exempt Bond Fund, Inc.                                       (Percentages represent value of
                         Nov. 30, 1995                                                    investments compared to net assets)
_____________________________________________________________________________________________________________________________

Municipal bonds (90.3%)
_____________________________________________________________________________________________________________________________

Name of issuer and title of issue (b)(c)                                    Coupon   Maturity    Principal           Value(a)
                                                                             rate                 amount
_____________________________________________________________________________________________________________________________
Alabama (0.3%)
Mobile Industrial Development Board Solid Refunding Revenue Bonds
  Mobile Energy Services                                                    6.95 %    2020    $ 3,750,000     $    3,942,113
_____________________________________________________________________________________________________________________________
Alaska (0.6%)
North Slope Borough General Obligation Bonds Series 1994B Zero Coupon
  (CGIC Insured)                                                            7.05      2004      3,000,000 (d)      1,971,720
North Slope Borough General Obligation Bonds Series 1994B Zero Coupon
  (CGIC Insured)                                                            7.15      2005      3,000,000 (d)      1,858,410
State Housing Finance Veterans Mortgage Corporation Collateralized Bonds
  Series 1990                                                               7.50      2030      3,565,000          3,793,196
                                                                                                              ______________
Total                                                                                                              7,623,326
_____________________________________________________________________________________________________________________________
Arizona (2.9%)
Phoenix Industrial Development Authority Single Family Mortgage
  Revenue Capital Appreciation Bonds Escrowed to Maturity Zero Coupon       6.66      2014     39,000,000 (d)     13,704,600
Phoenix Junior Lien Street & Highway User Refunding Revenue Bonds
  Series 1992                                                               6.25      2011     10,350,000         11,072,223
Tucson Street & Highway User Revenue Bonds Series 1991B                     6.25      2010      8,250,000          8,761,170
                                                                                                              ______________
Total                                                                                                             33,537,993
_____________________________________________________________________________________________________________________________
California (11.1%)
Foothill/Eastern Transportation Corridor Agency
  Toll Road Revenue Bonds Series 1995A                                      5.00      2035     17,000,000         14,269,970
Garden Grove Agency Community Development Tax Allocation
  Refunding Revenue Bonds                                                   5.875     2023      3,230,000          3,166,821
Los Angeles County Certificate of Participation
  Inverse Floater                                                           6.708     2015      3,600,000 (f)      3,485,988
Los Angeles County Metropolitan Transportation Authority
  Sales Tax Revenue Bonds Series A (FGIC Insured)                           5.00      2021      6,500,000          6,090,045
Los Angeles County Metropolitan Transportation Authority
  Sales Tax Revenue Bonds Series B (AMBAC Insured)                          5.25      2023      9,000,000          8,731,710
Los Angeles County Public Works Financial Authority
  Lease Revenue Bonds (MBIA Insured)                                        4.75      2013      2,500,000          2,328,000
Oakland Redevelopment Agency Special Tax Assessment Bonds Inverse Floater   7.865     2019      6,000,000 (f)      6,202,500
Orange County Certificate of Participation Civic Center Facility
  Capital Appreciation Refunding Bond Zero Coupon (AMBAC Insured)           7.00      2018     13,795,000 (d)      3,600,081
Sacramento Cogeneration Authority Revenue Bonds Proctor & Gamble
  Series 1995                                                               6.50      2014      5,000,000          5,206,250
PAGE 84
San Diego County Certificates of Participation Capital Asset Leasing
  Master Refunding Bonds Series 1993 Inverse Floater (AMBAC Insured)        7.07      2012     11,700,000 (f)     12,270,375

See accompanying notes to investments in securities.

San Francisco City & County Redevelopment Financing Authority
  Tax Allocation Refunding Bonds Series B                                   5.25      2021     16,660,000         15,359,520
San Jose Redevelopment Agency Merged Area Tax Allocation Bonds
  Series 1993 (MBIA Insured)                                                4.75      2024      9,000,000          8,090,820
Signal Hills Redevelopment Agency Tax Allocation
  Refunding Revenue Bonds (MBIA Insured)                                    5.25      2023      5,575,000          5,408,029
Southern California Public Power Authority Revenue Bonds
  Mead Adelanto Series A (AMBAC Insured)                                    4.875     2020      6,590,000          6,088,171
State Public Works Board California Community Colleges Lease
  Revenue Bonds Series 1994B                                                7.00      2019      3,900,000          4,308,603
State Public Works Board University of California Lease
  Refunding Revenue Bonds Series A (AMBAC Insured)                          5.00      2023      6,000,000          5,351,700
State Public Works Board University of California Lease
  Refunding Revenue Bonds Series A (AMBAC Insured)                          5.50      2014      7,275,000          7,167,112
Statewide Community Development Authority Certificate of Participation
  St. Joseph Health System Revenue Bonds (Secondary AMBAC Insured)          5.50      2023      2,500,000          2,440,950
Statewide Community Development Authority Insurance
  Certificate of Participation Childrens Hospital of Los Angeles
  Revenue Bonds (MBIA Insured)                                              4.75      2021      5,250,000          4,726,785
Ukiah Unified School District Building Mendocino County Certificate of
  Participation Series 1993                                                 6.00      2010      3,790,000          3,815,203
Upland Certificate of Participation San Antonio Community Hospital          5.00      2018      2,245,000          1,962,175
                                                                                                              ______________
Total                                                                                                            130,070,808
_____________________________________________________________________________________________________________________________
Colorado (0.3%)
Arapahoe County Public Highway Authority Capital Improvement Trust Fund
  Highway Revenue Bonds                                                     7.00      2026      2,750,000          2,964,252
_____________________________________________________________________________________________________________________________
Connecticut (0.8%)
State General Obligation Bonds Series 1992A                                 6.40      2006      8,000,000         8,847,520
_____________________________________________________________________________________________________________________________
Delaware (0.2%)
State University Revenue Bonds Series 1989                                  6.00      2014      2,000,000         2,042,480
_____________________________________________________________________________________________________________________________
District of Columbia (2.3%)
General Obligation Bonds Series 1994B Zero Coupon (MBIA Insured)            6.64     2013-14   50,360,000 (d)     18,561,582
General Obligation Bonds Series 1994B Zero Coupon (MBIA Insured)            6.68      2012     22,070,000 (d)      8,899,286
                                                                                                              ______________
Total                                                                                                             27,460,868
_____________________________________________________________________________________________________________________________
Florida (3.0%)
Duvall County Housing Authority Single Family Mortgage
  Refunding Revenue Bonds Series 1991 (FGIC Insured)                        7.35      2024      3,430,000          3,698,295
Jacksonville Excise Taxes Refunding Revenue Bonds Series 1992
  (AMBAC Insured)                                                           6.50      2008      5,000,000          5,612,150
Miami Health Facility Authority Revenue Bonds Inverse Floater
  (AMBAC Insured)                                                           6.37      2015      7,000,000 (f)      6,562,500
St. John's River Water Management District Land Acquisition Revenue Bonds
  Series 1989 (AMBAC Insured)                                               6.00      2009      7,000,000          7,299,110
PAGE 85
State Board of Education Administration Capital Outlay Public Education
  Bonds Series 1991C                                                        6.50     2008-09   11,225,000         12,471,332
                                                                                                              ______________
Total                                                                                                             35,643,387
_____________________________________________________________________________________________________________________________
Georgia (2.3%)
Municipal Electric Authority Refunding Revenue Bonds
  Series 1989T                                                              6.50      2025      5,000,000          5,121,350
Municipal Electric Authority Special Obligation Bonds Project #1
  4th Crossover Series X (Secondary MBIA)                                   6.50      2020     19,550,000         22,398,826
                                                                                                              ______________
Total                                                                                                             27,520,176
_____________________________________________________________________________________________________________________________
Hawaii (1.5%)
City & County of Honolulu General Obligation Bonds Series 1992A             6.30      2006      5,880,000          6,526,212
City & County of Honolulu Refunding & Improvement General Obligation Bonds
  Series 1993B Inverse Floater                                              6.47      2006      5,300,000 (f)      5,677,625
City & County of Honolulu Refunding & Improvement General Obligation Bonds
  Series 1993B Inverse Floater                                              6.77      2008      5,300,000 (f)      5,684,250
                                                                                                              ______________
Total                                                                                                             17,888,087
_____________________________________________________________________________________________________________________________
Idaho (0.3%)
Health Facilities Authority Revenue Bonds
  Bannock Regional Medical Center Series 1995                               6.125     2025      2,250,000 (e)      2,197,440
Health Facilities Authority Revenue Bonds
  Bannock Regional Medical Center Series 1995                               6.375     2017      1,450,000 (e)      1,465,399
                                                                                                              ______________
Total                                                                                                              3,662,839
_____________________________________________________________________________________________________________________________
Illinois (7.7%)
Cook & Will Counties TWP High School District #206
  Capital Appreciation Bonds Series 1994C Zero Coupon (AMBAC Insured)       6.55      2010      2,605,000 (d)      1,157,584
Cook County School District #170 Chicago Heights Capital Appreciation Bonds
  Series 1994C Zero Coupon (AMBAC Insured)                                  6.40      2008      2,155,000 (d)      1,088,534
Cook County School District #170 Chicago Heights Capital Appreciation Bonds
  Series 1994C Zero Coupon (AMBAC Insured)                                  6.50      2009      2,155,000 (d)      1,024,703
Cook County School District #170 Chicago Heights Capital Appreciation Bonds
  Series 1994C Zero Coupon (AMBAC Insured)                                  6.50      2010      2,155,000 (d)        957,617
Cook County Unlimited Tax General Obligation Bonds Series 1989              6.50      2009      5,800,000          6,084,896
Educational Facilities Revenue Bonds
  Columbian College                                                         6.125     2018      3,015,000          2,922,892
Educational Facilities Revenue Bonds
  Columbian College                                                         6.875     2017      1,110,000          1,163,435
Health Facilities Authority Refunding Revenue Bonds
  Edwards Hospital Series 1993A                                             6.00      2019      3,055,000          3,013,269
Health Facilities Authority Refunding Revenue Bonds Masonic Medical Center
  Series 1993                                                               5.50      2019      5,000,000          4,619,300
Health Facilities Authority Refunding Revenue Bonds
  University of Chicago Hospital Series 1993 Inverse Floater (MBIA Insured) 7.32      2014      5,000,000 (f)      5,056,250
Metropolitan Pier & Exposition Authority Dedicated State Tax
  Capital Appreciation Revenue Bonds McCormick Place Expansion
  Series A Zero Coupon (FGIC Insured)                                       6.55      2021      5,000,000 (d)      1,181,150
Metropolitan Pier & Exposition Authority Dedicated State Tax
  Capital Appreciation Revenue Bonds McCormick Place Expansion
  Series A Zero Coupon (FGIC Insured)                                       6.48      2020     12,500,000 (d)      3,124,500
PAGE 86
Metropolitan Pier & Exposition Authority McCormick Place Expansion Bonds
  Series A Zero Coupon (FGIC Insured)                                       6.43      2017      8,250,000 (d)      2,468,730
Metropolitan Pier & Exposition Authority McCormick Place Expansion Bonds
  Series A Zero Coupon (FGIC Insured)                                       6.50      2013      6,500,000 (d)      2,486,770
Metropolitan Pier & Exposition Authority McCormick Place Expansion Bonds
  Series A Zero Coupon (FGIC Insured)                                       6.64      2010     11,000,000 (d)      5,011,490
Metropolitan Pier & Exposition Authority McCormick Place Expansion Bonds
  Series A Zero Coupon (FGIC Insured)                                       6.72      2016      9,000,000 (d)      2,863,710
Public Building Commission of Chicago Building Revenue Bonds
  Board of Education of Chicago Series 1990A Escrowed to Maturity
  (MBIA Insured)                                                            6.50      2018     23,500,000         25,378,825
Public Building Commission of Chicago Building Revenue Bonds
  State Development Finance Authority Power Refunding Bonds Series 1991A    7.375     2021     10,000,000         11,133,800
State Development Finance Authority Regency Park Retirement Housing
  Revenue Bonds Series 1991B Zero Coupon Escrowed to Maturity               6.50      2025     10,000,000 (d)      1,440,700
State Health Facility Authority Revenue Bonds Sisters Hospital Services
  Series 1991B Inverse Floater                                              9.297     2015      5,200,000 (f)      6,045,000
State Health Facility Authority Retirement Housing Revenue Bonds
  Zero Coupon                                                               7.75      2020     13,745,000 (d)      2,801,368
                                                                                                              ______________
Total                                                                                                             91,024,523
_____________________________________________________________________________________________________________________________
Indiana (2.5%)
LaPorte County Hospital Authority
  Refunding Revenue Bonds LaPorte Hospital Series 1993                      6.25      2012      4,500,000          4,454,235
Municipal Power Agency Power Supply System Refunding Revenue Bonds
  Series 1989A (AMBAC Insured)                                              6.50      2016      8,800,000          9,561,288
Seymour Economic Development Revenue Bonds Union Camp Series 1992           6.25      2012      2,870,000          3,053,651
Transportation Finance Authority Highway Revenue Bonds Series 1990A         7.25      2015     10,000,000         12,086,900
                                                                                                              ______________
Total                                                                                                             29,156,074
_____________________________________________________________________________________________________________________________
Iowa (0.4%)
State Finance Authority Single Family Mortgage-Backed Securities
  Program Bonds Series 1991A                                                7.25      2016      4,175,000         4,477,270
_____________________________________________________________________________________________________________________________
Kentucky (0.3%)
Owensboro Electric Light & Power Refunding Revenue Bonds Series B
  Zero Coupon (AMBAC Insured)                                               6.65      2015      9,125,000 (d)      3,269,853
_____________________________________________________________________________________________________________________________
Louisiana (2.6%)
Industrial Development Board of Bastrop Percent Pollution Control
  Refunding Revenue Bonds International Paper Company Series 1992A          6.90      2007      6,875,000          7,448,994
New Orleans Capital Appreciation Refunding Revenue Bonds
  Zero Coupon (AMBAC Insured)                                               6.35      2014     12,270,000 (d)      4,411,433
New Orleans Capital Appreciation Refunding Revenue Bonds
  Zero Coupon (AMBAC Insured)                                               6.36      2015     16,000,000 (d)      5,412,640
New Orleans Capital Appreciation Refunding Revenue Bonds
  Zero Coupon (AMBAC Insured)                                               6.62      2012      6,250,000 (d)      2,526,625
New Orleans General Obligation Refunding Bonds Series 1991 (AMBAC Insured)  6.00      2004      1,165,000          1,192,855
New Orleans Home Mortgage Authority Special Obligation Refunding Bonds
  Series 1992 Escrowed to Maturity                                          6.25      2011      9,000,000          9,515,250
                                                                                                              ______________
Total                                                                                                             30,507,797
PAGE 87
_____________________________________________________________________________________________________________________________
Maryland (2.3%)
Health & Educational Facility Authority Revenue Bonds
  Frederick Memorial Hospital Series 1993 (FGIC Insured)                    5.00      2028     10,000,000          9,302,600
State Community Development Administration Department of Housing &
  Community Development Single Family Program Bonds Series 1991-1           7.30      2017     10,500,000         11,212,740
State Health & Higher Educational Facility Authority Revenue Bonds
  Anne Arndel Medical Center (AMBAC Insured)                                5.00      2023      7,000,000          6,571,810
                                                                                                              ______________
Total                                                                                                             27,087,150
_____________________________________________________________________________________________________________________________
Massachusetts (2.0%)
Health & Educational Facilities Authority Revenue Bonds
  Valley Regional Health System Series C (Connie Lee Insured)               5.75      2018      3,500,000          3,521,875
Health & Educational Facilities Authority Revenue Bonds
  Melrose - Wakefield Hospital Series 1992B                                 6.375     2016      1,430,000          1,458,757
State Health & Education Authority Beverly Hospital Inverse Floater
  (MBIA Insured)                                                            6.72      2020      2,950,000 (f)      2,961,063
State Municipal Wholesale Electric Power Supply System Pre-Refunded
  Revenue Bonds Series 1992B                                                6.75      2017     10,000,000         11,480,700
Water Resources Authority General Revenue Bonds
  Series C                                                                  4.75      2023      4,000,000          3,537,640
                                                                                                               ______________
Total                                                                                                             22,960,035
_____________________________________________________________________________________________________________________________
Michigan (1.7%)
Battle Creek Calhoun County Downtown Development Authority Bonds
  Series 1994                                                               7.65      2022      3,750,000          4,170,638
Detroit Water Supply System Refunding Revenue Bonds
  Series 1992 (FGIC Insured)                                                6.25      2007      2,000,000          2,172,320
Detroit Sewage Diposal System Refunding Revenue Bonds
  Series 1995B (MBIA Insured)                                               5.25      2021      3,500,000          3,389,750
State Hospital Finance Authority Refunding Revenue Bonds
  Presbyterian Villages Obligated Group Series 1995                         6.40      2015      1,000,000            980,520
State Hospital Finance Authority Refunding Revenue Bonds
  Presbyterian Villages Obligated Group Series 1995                         6.50      2025      1,000,000            976,960
State Hospital Finance Authority Refunding Revenue Bonds
  Sinai Hospital of Greater Detroit Series 1995                             6.625     2016      2,000,000 (e)      1,983,420
State Strategic Fund Percent Limited Obligation Refunding Revenue Bonds
  Ford Motor Company Series 1991A                                           7.10      2006      5,000,000          5,700,050
                                                                                                              ______________
Total                                                                                                             19,373,658
_____________________________________________________________________________________________________________________________
Minnesota (3.8%)
Cambridge 1st Mortgage Nursing Home Revenue Bonds
  Cambridge Nursing Care Center (FHA Insured)                              10.15      2013      2,810,000          2,832,115
Minneapolis & St. Paul Housing & Redevelopment Authority
  Health Care System Series 1990A                                           7.40      2005      4,500,000          5,087,880
Rochester Health Care Facility Revenue Bonds Mayo Foundation
  Series A                                                                  4.951     2019     15,000,000         13,577,850
Southern Minnesota Municipal Power Agency Power Revenue Bonds
  Series A (Secondary MBIA Insured)                                         4.75      2016     12,500,000         11,467,750
State Housing Finance Agency Single Family Mortgage Bonds
  Series 1990C (FHA Insured)                                                7.70      2014      2,370,000          2,538,791
State Housing Finance Agency Single Family Mortgage Revenue Bonds
  Series 1988E                                                              7.65      2014      8,400,000          8,945,496
                                                                                           ______________    Total
                                                                        44,449,882
PAGE 88
_____________________________________________________________________________________________________________________________
Missouri (0.9%)
Lee's Summit Industrial Development Authority Bonds Pfizer Series 1984     10.50      2009      1,450,000          1,526,734
St. Louis Region Convention & Sports Complex Authority Series 1991C         7.90      2021      8,500,000          9,539,635
                                                                                                              ______________
Total                                                                                                             11,066,369
_____________________________________________________________________________________________________________________________
New Hampshire (0.4%)
Business Finance Authority Pollution Control & Solid Waste Disposal
  Revenue Bonds James River Series 1993                                     6.625     2022      5,000,000         5,090,400
_____________________________________________________________________________________________________________________________
New Jersey (1.5%)
Turnpike Authority Revenue Bonds Series 1991C                               6.50      2005     16,000,000        17,326,880
_____________________________________________________________________________________________________________________________
New York (12.3%)
Dormitory Authority New York City Court Facility Lease
  Revenue Bonds Series 1993A                                                5.25      2021     20,000,000         18,420,800
Dormitory Authority New York City University System Consolidated
  2nd General Revenue Bonds Series A                                        5.75      2018      5,500,000          5,506,600
Dormitory Authority New York State University Education Facility
  Revenue Bonds Series 1994B                                                5.25      2019      2,500,000          2,355,375
Dormitory Authority New York State Department of Health
  Refunding revenue Bonds                                                   5.50      2020      3,060,000          2,898,248
Housing Corporation Refunding Revenue Bonds                                 5.00      2013      4,000,000          3,683,800
New York City General Obligation Bonds Series B                             6.75      2017     11,150,000         11,813,871
New York City General Obligation Bonds
  Unlimited Tax Series E                                                    6.50      2006     12,245,000         12,964,761
New York City General Obligation Bonds Series 1995B                         7.00      2016      8,850,000          9,658,890
New York City Municipal Water Finance Authority Water & Sewer System
  Revenue Bonds Inverse Floater (MBIA Insured)                              6.52      2013      5,000,000 (f)      4,850,000
State Medical Care Facility Finance Agency Mental Health Services
  Facility Improving Refunding Revenue Bonds Series 1993F                   5.375     2014      7,510,000          7,104,911
State Medical Care Facility Finance Agency Hospital & Nursing Home
  Revenue Bonds Series D (Secondary MBIA Insured)                           5.40      2033      6,675,000          6,537,562
State Mortgage Agency Homeowner Mortgage Revenue Bonds Series TT            7.50      2015     15,945,000 (i)     17,170,692
State Urban Development Correctional Capital Facility
  Revenue Bonds Series 4                                                    5.375     2023     17,290,000         16,113,070
State Urban Development Correctional Capital Facility
  Refunding Revenue Bonds Series 1993A                                      5.25      2021     17,050,000         15,690,944
State Urban Development Facilities
  Refunding Revenue Bonds Series 1995                                       5.60      2015      3,000,000          2,968,320
State Thruway Authority Service Contract Revenue Bonds                      5.25      2013      4,500,000          4,226,580
State Urban Development Facilities
  Refunding Revenue Bonds Series 1995                                       5.70      2009      2,500,000          2,545,175
                                                                                                              ______________
Total                                                                                                            144,509,599
_____________________________________________________________________________________________________________________________
North Carolina (3.2%)
Eastern Municipal Power Agency System Refunding Revenue Bonds
  Series 1989A                                                              6.50      2024     20,000,000         20,293,400
Eastern Municipal Power Agency System Revenue Bonds Series D                5.60      2016      5,500,000          5,165,545
Eastern Municipal Power Agency System Series G                              5.75      2016     12,750,000         12,181,988
                                                                                                              ______________
Total                                                                                                             37,640,933
PAGE 89
____________________________________________________________________________________________________________________________
Ohio (0.8%)
Columbus Sewerage System Refunding Revenue Bonds Series 1992                6.30      2005      3,500,000          3,837,575
State Air Quality Development Authority Edison Pollution Control
  Refunding Revenue Bonds Series A                                          5.95      2029      5,000,000          4,817,550
Water & Air Quality Development Authority Collateralized Pollution Control
  Refunding Revenue Bonds Cleveland Electric Series 1995                    7.70      2025        300,000            315,291
                                                                                                               ______________
Total                                                                                                              8,970,416
_____________________________________________________________________________________________________________________________
Pennsylvania (2.7%)
Delaware County Industrial Development Authority Pollution Control
  Refunding Revenue Bonds Philadelphia Electric Company                     7.375     2021     23,540,000         25,553,847
State Housing Finance Agency Single Family Mortgage Revenue Bonds
  Series 1987L                                                              7.125     2014      6,165,000          6,473,558
                                                                                                              ______________
Total                                                                                                             32,027,405
_____________________________________________________________________________________________________________________________
South Carolina (0.6%)
Horry County Hospital Refunding Revenue Bonds Conway Hospital Series 1992   6.75      2012      4,000,000          4,149,880
Marion County Hospital Revenue Bonds                                        5.375     2025      3,500,000 (e)      3,281,250
                                                                                                              ______________
Total                                                                                                              7,431,130
_____________________________________________________________________________________________________________________________
Texas (11.0%)
Austin Utility System Capital Appreciation Refunding Revenue Bonds
  Zero Coupon (AMBAC Insured)                                               6.51      2010      5,055,000 (d)      2,268,178
Austin Utility System Capital Appreciation Refunding Revenue Bonds
  Zero Coupon (MBIA Insured)                                                6.80      2010     16,000,000 (d)      7,179,200
Austin Utility System Combined Utility Refunding Revenue Bonds Series 1992
  (AMBAC Insured)                                                           6.25      2006     10,500,000         11,548,845
Coastal Water Authority Water Conveyance System Refunding Revenue Bonds
  Series 1991 (AMBAC Insured)                                               6.25      2017      5,000,000          5,245,800
Cypress-Fairbanks Independent School District Harris County
  Unlimited Tax Schoolhouse Bonds Series 1990 (FGIC Insured)                6.50      2008      1,500,000          1,641,465
Harris County Health Facilities Development Hermann Hospital Revenue Bonds
  (MBIA Insured)                                                            6.375     2024      8,820,000          9,376,366
Houston Water & Sewer System Junior Lien Refunding Revenue Bonds
  Series C Zero Coupon (AMBAC Insured)                                      6.60      2008      8,000,000 (d)      4,066,640
Municipal Power Agency Bonds (BIG Insured)                                  6.25      2010      7,000,000          7,406,420
Municipal Power Agency Capital Appreciation Refunding Revenue Bonds
  Zero Coupon (AMBAC Insured)                                               6.90      2009     18,000,000 (d)      8,731,620
San Antonio Electric & Gas Systems Refunding Revenue Bonds Series 1989      6.00      2014      6,000,000          6,113,820
San Antonio Electric & Gas Systems Refunding Revenue Bonds Series 1989      6.50      2012     20,000,000         21,063,800
San Antonio Electric & Gas Systems Refunding Revenue Bonds Series 1989A     6.50      2012      6,250,000          6,586,188
San Antonio Water Refunding Revenue Bonds (FGIC Insured)                    6.40      2007     25,000,000         27,332,500
State Turnpike Authority Revenue Bonds                                      6.00      2020     10,000,000         10,545,100
                                                                                                              ______________
Total                                                                                                            129,105,942
_____________________________________________________________________________________________________________________________

PAGE 90
Virginia (0.7%)
Arlington County Industrial Development Authority Hospital Facility
  Refunding Revenue Bonds Arlington Hospital (Secondary MBIA Insured)       5.00      2021      5,500,000          5,130,345
Augusta County Industrial Development Authority Hospital
  Refunding Revenue Bonds Augusta Hospital Series 1993 (AMBAC Insured)      5.125     2021      3,600,000          3,419,676
                                                                                                              ______________
Total                                                                                                              8,550,021
_____________________________________________________________________________________________________________________________
Washington (6.2%)
Auburn School District #408 King County Unlimited Tax
  General Obligation Bonds Series 1992A                                     6.375     2006      8,000,000          8,915,040
Issaquah School District #411 King County Unlimited Tax
  General Obligation Refunding Bonds 1992                                   6.375     2008     16,675,000         18,610,467
King County Housing Authority Pooled Housing Refunding Revenue Bonds
  Series 1995A                                                              6.80      2026      2,500,000          2,655,325
Public Power Supply System Nuclear Project #1 Revenue Bonds Series 1989A    6.00      2017     12,130,000         12,156,322
Public Power Supply System Nuclear Project #3 Capital Appreciation
  Refunding Revenue Bonds Series B Zero Coupon (MBIA Insured)               6.61      2013     10,360,000 (d)      3,918,877
State Public Power Supply System Nuclear Project #1 Revenue Refunding Bonds
  Bonneville Power Administration Series 1993A Inverse Floater
  (FSA Insured)                                                             7.17      2011     15,000,000 (f)     15,918,750
State Public Power Supply System Nuclear Project #2 Revenue Bonds
  Inverse Floater                                                           5.40      2012     10,950,000 (f)     10,464,696
                                                                                                              ______________
Total                                                                                                             72,639,477
_____________________________________________________________________________________________________________________________
West Virginia (0.8%)
School Building Authority Capital Improvement Revenue Bonds Series 1990B
  (MBIA Insured)                                                            6.00      2020      9,730,000         9,912,438
_____________________________________________________________________________________________________________________________
Wyoming (0.3%)
Community Development Authority Single Family Mortgage Bonds
  Federally Insured or Guaranteed Mortgage Loan                             7.40      2031      3,510,000          3,776,163

_____________________________________________________________________________________________________________________________
Total municipal bonds
(Cost: $945,837,268)                                                                                          $1,061,557,264
_____________________________________________________________________________________________________________________________

Short-term securities (9.7%)
_____________________________________________________________________________________________________________________________
Issuer (c,h)                                                          Annualized                   Amount           Value (a)
                                                                       yield on                  payable at
                                                                        date of                   maturity
                                                                       purchase
_____________________________________________________________________________________________________________________________
Municipal notes
Berkeley County South Carolina Pollution Control Refunding Revenue Bonds
   Amoco Series 1994
   07-01-12                                                                 3.70%             $ 2,500,000 (g) $    2,500,000
Burke County Georgia Pollution Control Revenue Bonds
   Georgia Power & Light V.R.D.B.
   07-01-24                                                                 4.00                5,400,000 (g)      5,400,000
Gulf Coast Amoco
   10-12-17                                                                 3.75                5,700,000 (g)      5,700,000
PAGE 91
Honolulu Hawaii City & County General Obligation Bonds
   12-14-95                                                                 3.850               5,000,000          5,000,000
Illinois Health Facilities Authority Revenue Bonds
   Methodist Health Project
   12-28-95                                                                 4.00                5,000,000          5,000,000
Illinois Health Facilities Authority Revenue Bonds
   Rush Presbyterian (MBIA Insured)
   12-28-95                                                                 3.95                4,300,000          4,300,000
Jackson County Mississippi Port Facility Refunding Bonds
   06-01-23
   Chevron Series 1993                                                      3.70                2,400,000 (g)      2,400,000
Lincoln County Wyoming Pollution Control Revenue Bonds Exxon Series 1985
   08-01-15                                                                 3.70                2,700,000 (g)      2,700,000
Michigan State Hospital Finance Authority Revenue Bonds (FSA Insured)
   12-15-95                                                                 4.03                6,000,000          6,000,000
Missouri Health & Educational Facilities Authority Revenue Bonds
   Health Midwest Series C (MBIA Insured)
   12-11-95                                                                 3.88                1,000,000          1,000,000
Moffat County Colorado Refunding Bonds Pacificorp Series 1994
   05-01-13                                                                 3.80               12,600,000 (g)     12,600,000
Monroe County Georgia Development Authority Gulf Power
   Pollution Control Revenue Bonds 1995
   09-01-24                                                                 4.00                1,000,000 (g)      1,000,000
Municipal Electric Authority of Georgia Bonds Series A
   12-04-95                                                                 3.95                4,000,000          4,000,000
New York City General Obligation Bonds                                      3.90                5,000,000          5,000,000
   12-14-95
New York City Municipal Water Finance Authority Water & Sewer System
   Revenue Bonds Series A
   06-15-25                                                                 4.00                8,900,000 (g)      8,900,000
Ohio State Air Quality Development Authority Revenue Bonds
   Cincinnati G & E Series B
   09-01-30                                                                 3.70                9,400,000 (g)      9,400,000
Palm Desert California Finance Authority Tax Revenue Bonds (MBIA Insured)
   12-21-95                                                                 3.989               5,600,000          5,600,000
Port Authority Regional District of Joliet Illinois Exxon
   10-01-24                                                                 3.75                9,400,000 (g)      9,400,000
Richland County South Carolina Hospital Facilities Revenue Bonds
   Richland Memorial Hospital Series C (MBIA Insured)
   12-20-95                                                                 3.899               5,000,000          5,000,000
Salt Lake City Utah Hospital Revenue Bonds IHC Hospital
   12-14-95                                                                 3.85                5,500,000          5,500,000
San Diego California Water Revenue Bonds (MBIA Insured)
   12-21-95                                                                 3.90                5,000,000          5,000,000
West Feliciana Parish Louisiana Pollution Control Revenue Bonds
   Gulf States Utilities V.R.D.B. Series D
   12-01-15                                                                 3.80                2,900,000 (g)     2,900,000
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $114,300,000)                                                                                          $  114,300,000
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $1,060,137,268)(j)                                                                                     $1,175,857,264
_____________________________________________________________________________________________________________________________

PAGE 92
Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                                                 (Unaudited)
                                                                  _________________________________________
    Rating                                                        11-30-95                          11-30-94
    _______________________________________________________________________________________________________
    AAA                                                              44%                              46%
    AA                                                               18                               29
    A                                                                17                               17
    BBB                                                     21                                8
    Non-rated                                                         -                                -
    _______________________________________________________________________________________________________
    Total                                                           100%                             100%
    _______________________________________________________________________________________________________

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

    AMBAC    -- American Municipal Bond Association Corporation
    BIG      -- Bond Investors Guarantee
    CGIC     -- Capital Guaranty Insurance Company
    FGIC     -- Financial Guarantee Insurance Corporation
    FHA      -- Federal Housing Authority
    FSA      -- Financial Security Assurance
    MBIA     -- Municipal Bond Investors Assurance

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(e) At Nov. 30, 1995 the cost of securities purchased on a when-issued basis was $8,874,852.
(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on
    Nov. 30, 1995. Inverse floaters in the aggregate represent 7.2% of the fund's net assets as of Nov. 30, 1995.
(g) Interest rate varies to reflect current market conditions; rates shown are the effective rates on Nov. 30, 1995.
(h) The following abbreviations are used in portfolio descriptions:

    V.R.D.B.  -- Variable Rate Demand Bond

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):
    Type of Security                                                                       Notional Amount

    Purchase Contracts
    ______________________________________________________________________________________________________
U.S. Treasury Bonds                                                                $80,000,000

(j) At Nov. 30, 1995, the cost of securities for federal income tax purposes was $1,059,826,909 and the aggregate gross unrealized appreciation and depreciation based on that cost was:
    Unrealized appreciation                                                                  $116,054,511
    Unrealized depreciation                                                                      (24,156)
    ______________________________________________________________________________________________________
    Net unrealized appreciation                                                              $116,030,355

PAGE 93
PART C.       OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

(a)    FINANCIAL STATEMENTS:

       List of financial statements filed as part of this Post-
       Effective Amendment to the Registration Statement:

       o      Independent Auditors' Report dated Jan. 5, 1996
       o      Statement of Assets and Liabilities, Nov. 30, 1995
       o      Statement of Operations, Year ended Nov. 30, 1995
       o Statement of Changes in Net Assets, for the two-year period ended Nov. 30, 1994 and Nov. 30, 1995
       o      Notes to Financial Statements
       o      Investments in Securities, Nov. 30, 1995
       o      Notes to Investments in Securities

(b)    EXHIBITS:

1. Copy of Articles of Incorporation amended October 17, 1988, filed as Exhibit 1 to Post-Effective Amendment No. 23 to this Registration Statement is herein incorporated by reference.

2. Copy of By-Laws as amended June 14, 1987, filed as Exhibit 2 to Post-Effective Amendment No. 20 to this Registration
       Statement is herein incorporated by reference.

3.     Not Applicable.

4. Copy of Stock certificate, filed as Exhibit 4 to Registrant's Registration Statement No. 2-57382 on September 30, 1976, is incorporated herein by reference.

5. Form of Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 36 to Registration Statement No. 2-57328 is incorporated herein by reference.

6. Form of Distribution Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 6 to Registrant's Post-Effective Amendment No. 36 to Registration Statement No. 2-57328 is incorporated herein by reference.

PAGE 94
7. All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The
       Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

8. Form of Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8 to Registrant's Post-Effective
       Amendment No. 36 to Registration Statement No. 2-57328 is incorporated herein by reference.

9(a). Form of Transfer Agency Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(a) to Registrant's Post-Effective Amendment No. 36 to
              Registration Statement No. 2-57328 is incorporated herein by reference.

9(b). Form of Shareholder Service Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 36 to
              Registration Statement No. 2-57328 is incorporated herein by reference.

9(c).         Form of Administrative Services Agreement between
              Registrant and American Express Financial Corporation dated March 20, 1995 filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 36 to
              Registration Statement No. 2-57328 is incorporated herein by reference.

10. Opinion and consent of counsel as to the legality of the securities being registered is filed with Registrant's most recent 24f-2 Notice.

11. Independent Auditors' Consent is filed electronically herewith.

12.    None.

13.    Not Applicable.

14. Copy of Keogh, IRA and other retirement plans, filed as Exhibits 14(a) through 14(n) to IDS Growth Fund, Inc., Post Effective Amendment No. 34 to Registration Statement No. 2-38355 are incorporated herein by reference.

15. Form of Plan and Agreement of Distribution between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 36 to Registration Statement No. 2-57328 is incorporated herein by reference.

16. Copy of Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22,
PAGE 95
       filed electronically as Exhibit 16 to Post-Effective Amendment
       No. 29 is herein incorporated by reference.

17.    Financial Data Schedule is filed electronically herewith.

18. Copy of plan pursuant to Rule 18f-3 under the 1940 Act, filed electronically as Exhibit 18 to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 2-57328 is incorporated herein by reference.

19(a). Directors' Power of Attorney to sign amendments to this Registration Statement dated Nov. 10, 1994, filed electronically as Exhibit 18(a) to Registrant's Post-Effective Amendment No. 34, is incorporated herein by reference.

19(b). Officers' Power of Attorney to sign amendments to this Registration Statement dated Nov. 1, 1995 is filed electronically herewith.

Item 25.      Persons Controlled by or Under Common Control with
              Registrant:

              None.

Item 26.      Number of Holders of Securities

             (1)                              (2)
                                        Number of Record
                                          Holders as of
        Title of Class                    Jan. 22, 1996

         Common Stock                        34, 093

Item 27.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

PAGE 96
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment
Company Act of 1940.

PAGE 1

Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:
Ronald G. Abrahamson, Vice President--Service Quality and Reengineering

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Service Quality
                                                                     and Reengineering
American Express Service Corporation                               Vice President

Douglas A. Alger, Vice President--Total Compensation

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Total Compensation

Peter J. Anderson, Director and Senior Vice President--Investments

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Investments
IDS Advisory Group Inc.                                            Director and Chairman
                                                                     of the Board
IDS Capital Holdings Inc.                                          Director and President
IDS International, Inc.                                            Director, Chairman of the
                                                                     Board and Executive Vice
                                                                     President
IDS Securities Corporation                                         Executive Vice President-
                                                                     Investments
NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701

Ward D. Armstrong, Vice President-Sales and Marketing, American Express Institutional Services


American Express Financial Advisors     IDS Tower 10               Vice President-Sales and
                                        Minneapolis, MN  55440       Marketing, American
                                                                     Express Institutional
                                                                     Services

Joseph M. Barsky III, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager
IDS Advisory Group Inc.                                            Vice President


Robert C. Basten, Vice President--Tax and Business Services

American Express Financial Advisors     IDS Tower 10               Vice President-Tax
                                        Minneapolis, MN  55440       and Business Services
American Express Tax & Business                                    Director, President and
  Services Inc.                                                      Chief Executive Officer

PAGE 2
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Timothy V. Bechtold, Vice President--Risk Management Products

American Express Financial Advisors     IDS Tower 10               Vice President-Risk
                                        Minneapolis, MN  55440       Management Products
IDS Life Insurance Company                                         Vice President-Risk
                                                                     Management Products

Carl E. Beihl, Vice President--Strategic Technology Planning

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Strategic Technology
                                                                     Planning
Alan F. Bignall, Vice President--Technology and Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Technology and
                                                                     Development
American Express Service Corporation                               Vice President


John C. Boeder, Vice President--Mature Market Group

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Mature Market Group
IDS Life Insurance Company of New York  Box 5144                   Director
                                        Albany, NY  12205

Karl J. Breyer, Director, Senior Vice President--Corporate Affairs and General Counsel

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Corporate Affairs and
                                                                     Special Counsel
American Express Minnesota Foundation                              Director
IDS Aircraft Services Corporation                                  Director and President

Harold E. Burke, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel

Daniel J. Candura, Vice President--Marketing Support

American Express Financial Advisors     IDS Tower 10               Vice President-Marketing
                                        Minneapolis, MN  55440       Support

Cynthia M. Carlson, Vice President--American Express Securities Services

American Enterprise Investment          IDS Tower 10               Director, President and
  Services Inc.                         Minneapolis, MN  55440       Chief Executive Officer
American Express Financial Advisors                                Vice President-American
                                                                   Express Securities Services

PAGE 3
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Orison Y. Chaffee III, Vice President--Field Real Estate

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Real Estate

James E. Choat, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President--North
                                                                     Central Region
American Express Minnesota Foundation                              Director
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President--North
                                                                     Central Region
IDS Insurance Agency of Arkansas Inc.                              Vice President--North
                                                                     Central Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President--North
                                                                     Central Region
IDS Insurance Agency of New Mexico Inc.                            Vice President--North
                                                                     Central Region
IDS Insurance Agency of North Carolina Inc.                        Vice President--North
                                                                     Central Region
IDS Insurance Agency of Ohio Inc.                                  Vice President--North
                                                                     Central Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-- North
                                                                     Central Region

Kenneth J. Ciak, Vice President and General Manager--IDS Property Casualty

AMEX Assurance Co.                                                 Director and President
American Express Financial Advisors     IDS Tower 10               Vice President and General
                                        Minneapolis, MN  55440       Manager-IDS Property
                                                                     Casualty
IDS Property Casualty Insurance Co.     I WEG Blvd.                Director and President
                                        DePere, Wisconsin  54115

Colleen Curran, Vice President and Assistant General Counsel
American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
American Express Service Corporation                               Vice President and Chief
                                                                     Legal Counsel

Alan R. Dakay, Vice President--Institutional Products Group

American Centurion Life Assurance Co.   IDS Tower 10               Director and Vice Chairman
                                        Minneapolis, MN  55440       and President, Financial
                                                                     Institutions Division
American Enterprise Life Insurance Co.                             Director and President

PAGE 4
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

IDS Life Insurance Company                                         Vice President -
                                                                     Institutional Insurance
American Express Financial Advisors                                Vice President -
                                                                     Institutional Products
                                                                     Group Marketing

Regenia David, Vice President--Systems Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Systems Services

William H. Dudley, Director and Executive Vice President--Investment Operations

American Express Financial Advisors     IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President-
                                                                     Investment Operations
IDS Advisory Group Inc.                                            Director
IDS Capital Holdings Inc.                                          Director
IDS Futures Corporation                                            Director
IDS Futures III Corporation                                        Director
IDS International, Inc.                                            Director
IDS Securities Corporation                                         Director, Chairman of the
                                                                     Board, President and
                                                                     Chief Executive Officer

Roger S. Edgar, Director, Senior Vice President and Technology Advisor

American Express Financial Advisors     IDS Tower 10               Senior Vice President and
                                        Minneapolis, MN  55440       Technology Advisor

Gordon L. Eid, Director, Senior Vice President and Deputy General Counsel

American Express Financial Advisors     IDS Tower 10               Senior Vice President and
                                        Minneapolis, MN  55440       General Counsel
American Express Insurance Agency of Nevada Inc.                   Director and Vice President
IDS Insurance Agency of Alabama Inc.                               Director and Vice President
IDS Insurance Agency of Arkansas Inc.                              Director and Vice President
IDS Insurance Agency of Massachusetts Inc.                         Director and Vice President
IDS Insurance Agency of New Mexico Inc.                            Director and Vice President
IDS Insurance Agency of North Carolina Inc.                        Director and Vice President
IDS Insurance Agency of Ohio Inc.                                  Director and Vice President
IDS Insurance Agency of Wyoming Inc.                               Director and Vice President
IDS Real Estate Services, Inc.                                     Vice President
Investors Syndicate Development Corp.                              Director

Robert M. Elconin, Vice President--Government Relations

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Government Relations
IDS Life Insurance Company                                         Vice President

PAGE 5
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Mark A. Ernst, Vice President--Retail Services

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Vice President-
                                                                     Retail Services
American Express Tax & Business                                    Director and Chairman of
  Services Inc.                                                      the Board

Gordon M. Fines, Vice President--Mutual Fund Equity Investments

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Mutual Fund Equity
                                                                     Investments
IDS Advisory Group Inc.                                            Executive Vice President
IDS International, Inc.                                            Vice President and
                                                                     Portfolio Manager

Robert G. Gilbert, Vice President--Real Estate

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Real Estate

John J. Golden, Vice President--Field Compensation Development

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Compensation Development

Harvey Golub, Director

American Express Company                American Express Tower     Chairman and Chief
                                        World Financial Center       Executive Officer
                                        New York, New York  10285
American Express Travel                                            Chairman and Chief
  Related Services Company, Inc.                                     Executive Officer

Morris Goodwin Jr., Vice President and Corporate Treasurer

American Centurion Life Assurance Co.                              Vice President and
                                                                     Treasurer
American Enterprise Investment          IDS Tower 10               Vice President and
  Services Inc.                         Minneapolis, MN  55440       Treasurer
American Enterprise Life Insurance                                 Vice President and
  Company                                                            Treasurer
American Express Financial Advisors                                Vice President and
                                                                     Corporate Treasurer
American Express Insurance Agency of Nevada Inc.                   Vice President and
                                                                     Treasurer
American Express Minnesota Foundation                              Vice President and
                                                                     Treasurer
American Express Service Corporation                               Vice President and
                                                                     Treasurer
American Express Tax & Business                                    Vice President and
  Services Inc.                                                      Treasurer
American Partners Life Insurance Co.                               Vice President and
                                                                     Treasurer
PAGE 6
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

AMEX Assurance Co.                                                 Vice President and
                                                                     Treasurer
IDS Advisory Group Inc.                                            Vice President and
                                                                     Treasurer
IDS Aircraft Services Corporation                                  Vice President and
                                                                     Treasurer
IDS Cable Corporation                                              Director, Vice President
                                                                     and Treasurer
IDS Cable II Corporation                                           Director, Vice President
                                                                     and Treasurer
IDS Capital Holdings Inc.                                          Vice President and
                                                                     Treasurer
IDS Certificate Company                                            Vice President and
                                                                     Treasurer
IDS Deposit Corp.                                                  Director, President
                                                                     and Treasurer
IDS Futures Corp.                                                  Director
IDS Futures III Corp.                                              Director
IDS Insurance Agency of Alabama Inc.                               Vice President and
                                                                     Treasurer
IDS Insurance Agency of Arkansas Inc.                              Vice President and
                                                                     Treasurer
IDS Insurance Agency of Massachusetts Inc.                         Vice President and
                                                                     Treasurer
IDS Insurance Agency of New Mexico Inc.                            Vice President and
                                                                     Treasurer
IDS Insurance Agency of North Carolina Inc.                        Vice President and
                                                                     Treasurer
IDS Insurance Agency of Ohio Inc.                                  Vice President and
                                                                     Treasurer
IDS Insurance Agency of Wyoming Inc.                               Vice President and
                                                                     Treasurer
IDS International, Inc.                                            Vice President and
                                                                     Treasurer
IDS Life Insurance Company                                         Vice President and
                                                                     Treasurer
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Treasurer
IDS Life Variable Annuity Funds A&B                                Vice President and
                                                                     Treasurer
IDS Management Corporation                                         Director, Vice President
                                                                     and Treasurer
IDS Partnership Services Corporation                               Director, Vice President
                                                                     and Treasurer
IDS Plan Services of California, Inc.                              Vice President and
                                                                     Treasurer
IDS Property Casualty Insurance Co.                                Vice President and
                                                                     Treasurer
IDS Real Estate Services, Inc                                      Vice President and
                                                                     Treasurer
IDS Realty Corporation                                             Director, Vice President
                                                                     and Treasurer
IDS Sales Support Inc.                                             Director, Vice President
                                                                     and Treasurer

PAGE 7
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

IDS Securities Corporation                                         Vice President and
                                                                     Treasurer
Investors Syndicate Development Corp.                              Vice President and
                                                                     Treasurer
National Computer Systems, Inc.         11000 Prairie Lakes Drive  Director
                                        Minneapolis, MN  55440

NCM Capital Management Group, Inc.      2 Mutual Plaza             Director
                                        501 Willard Street
                                        Durham, NC  27701
Sloan Financial Group, Inc.                                        Director

Suzanne Graf, Vice President--Systems Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Systems Services

David A. Hammer, Vice President and Marketing Controller

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Marketing Controller
IDS Plan Services of California, Inc.                              Director and Vice President

Lorraine R. Hart, Vice President--Insurance Investments

American Enterprise Life                IDS Tower 10               Vice President-Investments
  Insurance Company                     Minneapolis, MN  55440
American Express Financial Advisors                                Vice President-Insurance
                                                                     Investments
American Partners Life Insurance Co.                               Director and Vice
                                                                     President-Investments
AMEX Assurance Co.                                                 Vice President-Investments
IDS Certificate Company                                            Vice President-Investments
IDS Life Insurance Company                                         Vice President-Investments
IDS Life Series Fund, Inc.                                         Vice President-Investments
IDS Life Variable Annuity Funds A and B                            Vice President-Investments
IDS Property Casualty Insurance Company                            Vice President-Investment
                                                                     Officer
Investors Syndicate Development Corp.                              Director and Vice
                                                                     President-Investments

Scott A. Hawkinson, Vice President--Assured Assets Product Development and Management

American Express Financial Advisors     IDS Tower 10               Vice President-Assured
                                        Minneapolis, MN  55440       Assets Product
                                                                     Development & Management

James G. Hirsh, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
IDS Securities Corporation                                         Director, Vice President
                                                                     and General Counsel

PAGE 8
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Darryl G. Horsman, Vice President--Product Development and Technology, American Express
Institutional Retirement Services

American Express Trust Company          IDS Tower 10               Director and President
                                        Minneapolis, MN  55440

Kevin P. Howe, Vice President--Government and Customer Relations and Chief Compliance Officer

American Enterprise Investment          IDS Tower 10               Vice President and Chief
  Services Inc.                         Minneapolis, MN  55440       Compliance Officer
American Express Financial Advisors                                Vice President-
                                                                     Government and
                                                                     Customer Relations
American Express Service Corporation                               Vice President
IDS Securities Corporation                                         Vice President and Chief
                                                                     Compliance Officer

David R. Hubers, Director, President and Chief Executive Officer

American Express Financial Advisors     IDS Tower 10               Chairman, Chief Executive
                                        Minneapolis, MN  55440       Officer and President
American Express Service Corporation                               Director and President
AMEX Assurance Co.                                                 Director
IDS Aircraft Services Corporation                                  Director
IDS Certificate Company                                            Director
IDS Life Insurance Company                                         Director
IDS Plan Services of California, Inc.                              Director and President
IDS Property Casualty Insurance Co.                                Director

Marietta L. Johns, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management

James E. Kaarre, Vice President--Marketing Information

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Marketing Information

Linda B. Keene, Vice President--Market Development

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Market Development

G. Michael Kennedy, Vice President--Investment Services and Investment Research

American Express Financial Advisors     IDS Tower 10               Vice President-Investment
                                        Minneapolis, MN  55440       Services and Investment
                                                                     Research

Susan D. Kinder, Director and Senior Vice President--Human Resources

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Human Resources
American Express Minnesota Foundation                              Director
American Express Service Corporation                               Vice President
PAGE 9
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Richard W. Kling, Director and Senior Vice President--Risk Management Products

American Centurion Life Assurance Co.                              Director
American Enterprise Life Insurance Co.  IDS Tower 10               Director and Chairman of
                                        Minneapolis, MN  55440       the Board
American Express Financial Advisors                                Senior Vice President-
                                                                     Risk Management Products
American Express Insurance Agency of Nevada Inc.                   Director and President
American Partners Life Insurance Co.                               Director and Chairman of
                                                                     the Board
AMEX Assurance Co.                                                 Director and Chairman of
                                                                     the Board
IDS Insurance Agency of Alabama Inc.                               Director and President
IDS Insurance Agency of Arkansas Inc.                              Director and President
IDS Insurance Agency of Massachusetts Inc.                         Director and President
IDS Insurance Agency of New Mexico Inc.                            Director and President
IDS Insurance Agency of North Carolina Inc.                        Director and President
IDS Insurance Agency of Ohio Inc.                                  Director and President
IDS Insurance Agency of Wyoming Inc.                               Director and President
IDS Life Insurance Company                                         Director and President
IDS Life Series Fund, Inc.                                         Director and President
IDS Life Variable Annuity Funds A and B                            Director and Chairman of
                                                                     the Board and President
IDS Property Casualty Insurance Co.                                Director and Chairman of
                                                                     the Board
IDS Life Insurance Company              P.O. Box 5144              Director, Chairman of the
   of New York                          Albany, NY  12205            Board and President

Paul F. Kolkman, Vice President--Actuarial Finance

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Actuarial Finance
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President
IDS Life Series Fund, Inc.                                         Vice President and Chief
                                                                     Actuary
IDS Property Casualty Insurance Company                            Director

Claire Kolmodin, Vice President--Service Quality

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Service Quality

Steven C. Kumagai, Director and Senior Vice President--Field Management and Business Systems

American Express Financial Advisors     IDS Tower 10               Director and Senior Vice
                                        Minneapolis, MN  55440       President-Field
                                                                     Management and Business
                                                                     Systems
American Express Service Corporation                               Vice President
PAGE 10
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Edward Labenski, Jr.., Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio
                                                                     Manager
IDS Advisory Group Inc.                                            Senior Vice President

Kurt A. Larson, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio Manager

Lori J. Larson, Vice President--Variable Assets Product Development

American Express Financial Advisors     IDS Tower 10               Vice President-Variable
                                        Minneapolis, MN  55440       Assets Product
                                                                     Development
IDS Cable Corporation                                              Director and Vice President
IDS Cable II Corporation                                           Director and Vice President
IDS Futures Brokerage Group                                        Assistant Vice President-
                                                                     General Manager/Director
IDS Futures Corporation                                            Director and Vice President
IDS Futures III Corporation                                        Director and Vice President
IDS Management Corporation                                         Director and Vice President
IDS Partnership Services Corporation                               Director and Vice President
IDS Realty Corporation                                             Director and Vice President

Ryan R. Larson, Vice President--IPG Product Development

American Centurion Life Assurance Co.                              Director and
                                                                     Vice President-Product
                                                                     Development
American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       IPG Product Development
IDS Life Insurance Company                                         Vice President-
                                                                     Annuity Product
                                                                     Development

Daniel E. Laufenberg, Vice President and Chief U.S. Economist

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Chief U.S. Economist

Richard J. Lazarchic, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

PAGE 11
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Peter A. Lefferts, Director and Senior Vice President--Corporate Strategy and Development

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Corporate Strategy and
                                                                     Development
American Express Service Corporation                               Director
American Express Trust Company                                     Director
IDS Plan Services of California, Inc.                              Director
Investors Syndicate Development Corp.                              Director

Douglas A. Lennick, Director and Executive Vice President--Private Client Group

American Express Financial Advisors     IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President-Private
                                                                     Client Group
American Express Service Corporation                               Vice President

Jonathan S. Linen, Director


Mary J. Malevich, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio
                                                                     Manager
IDS International, Inc.                                            Vice President and
                                                                     Portfolio Manager

Fred A. Mandell, Vice President--Field Marketing Readiness

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Marketing Readiness

William J. McKinney, Vice President--Field Management Support

American Express Financial Advisors     IDS Tower 10               Vice President-Field
                                        Minneapolis, MN  55440       Management Support

Thomas W. Medcalf, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-Senior
                                        Minneapolis, MN  55440       Portfolio Manager

William C. Melton, Vice President-International Research and Chief International Economist

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       International Research
                                                                     and Chief International
                                                                     Economist

PAGE 12
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Janis E. Miller, Vice President--Variable Assets

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Variable Assets
IDS Cable Corporation                                              Director and President
IDS Cable II Corporation                                           Director and President
IDS Futures Corporation                                            Director and President
IDS Futures III Corporation                                        Director and President
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Variable
                                                                     Assets
IDS Life Series Fund, Inc.                                         Director
IDS Life Variable Annuity Funds A&B                                Director
IDS Management Corporation                                         Director and President
IDS Partnership Services Corporation                               Director and President
IDS Realty Corporation                                             Director and President
IDS Life Insurance Company of New York  Box 5144                   Executive Vice President
                                        Albany, NY  12205

James A. Mitchell, Director and Executive Vice President--Marketing and Products

American Enterprise Investment          IDS Tower 10               Director
  Services Inc.                         Minneapolis, MN  55440
American Express Financial Advisors                                Executive Vice President-
                                                                     Marketing and Products
American Express Tax and Business                                  Director
  Services Inc.
AMEX Assurance Co.                                                 Director
IDS Certificate Company                                            Director and Chairman of
                                                                     the Board
IDS Life Insurance Company                                         Director, Chairman of
                                                                     the Board and Chief
                                                                     Executive Officer
IDS Plan Services of California, Inc.                              Director
IDS Property Casualty Insurance Co.                                Director

Pamela J. Moret, Vice President--Corporate Communications

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Corporate Communications
American Express Minnesota Foundation                              Director and President

Barry J. Murphy, Director and Senior Vice President--Client Service

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Client Service
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President-Client
                                                                     Service

Mary Owens Neal, Vice President--Mature Market Segment

American Express Financial Advisors Inc. IDS Tower 10              Vice President-
                                         Minneapolis, MN  55440      Mature Market Segment
PAGE 13
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Robert J. Neis, Vice President--Technology Services

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Technology Services

James R. Palmer, Vice President--Insurance Operations

American Express Financial Advisors     IDS Tower 10               Vice President-Taxes
                                        Minneapolis, MN  55440
IDS Aircraft Services Corp.                                        Vice President
IDS Life Insurance Company                                         Vice President-Taxes

Carla P. Pavone, Vice President--Specialty Service Teams and Emerging Business

American Express Financial Advisors     IDS Tower 10               Vice President-Specialty
                                        Minneapolis, MN  55440       Service Teams and
                                                                     Emerging Business

Susan B. Plimpton, Vice President--Segmentation Development and Support

American Express Financial Advisors     IDS Tower 10               Vice President--
                                        Minneapolis, MN  55440       Segmentation Development
                                                                     and Support

Ronald W. Powell, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
IDS Cable Corporation                                              Vice President and
                                                                     Assistant Secretary
IDS Cable II Corporation                                           Vice President and
                                                                     Assistant Secretary
IDS Management Corporation                                         Vice President and
                                                                     Assistant Secretary
IDS Partnership Services Corporation                               Vice President and
                                                                     Assistant Secretary
IDS Plan Services of California, Inc.                              Vice President and
                                                                     Assistant Secretary
IDS Realty Corporation                                             Vice President and
                                                                     Assistant Secretary

James M. Punch, Vice President--Geographic Service Teams

American Express Financial Advisors     IDS Tower 10               Vice President-Geographic
                                        Minneapolis, MN  55440       Services Teams

Frederick C. Quirsfeld, Vice President--Taxable Mutual Fund Investments

American Express Financial Advisors     IDS Tower 10               Vice President--
                                        Minneapolis, MN  55440       Taxable Mutual Fund
                                                                     Investments
IDS Advisory Group Inc.                                            Vice President

PAGE 14
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

ReBecca K. Roloff, Vice President--1994 Program Director

American Express Financial Advisors     IDS Tower 10               Vice President-1994
                                        Minneapolis, MN  55440       Program Director

Stephen W. Roszell, Vice President--Advisory Institutional Marketing

American Express Financial Advisors     IDS Tower 10               Vice President-Advisory
                                        Minneapolis, MN  55440       Institutional Marketing
IDS Advisory Group Inc.                                            President and Chief
                                                                     Executive Officer
IDS Fund Management Limited                                        Director
IDS International, Inc.                                            Director

Robert A. Rudell, Vice President--American Express Institutional Retirement Services

American Express Financial Advisors     IDS Tower 10               Vice President-American
                                        Minneapolis, MN  55440       Express Institutional
                                                                     Services
American Express Trust Company                                     Director and Chairman of
                                                                     the Board
IDS Sales Support Inc.                                             Director and President

John P. Ryan, Vice President and General Auditor

American Express Financial Advisors     IDS Tower 10               Vice President and General
                                        Minneapolis, MN  55440       Auditor

Erven A. Samsel, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President-
                                                                     New England Region
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-
                                                                     New England Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-
                                                                     New England Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-
                                                                     New England Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-
                                                                     New England Region
IDS Insurance Agency of North Carolina Inc.                        Vice President-
                                                                     New England Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-
                                                                     New England Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-
                                                                     New England Region

PAGE 15
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Stuart A. Sedlacek, Vice President--Assured Assets

American Centurion Life Assurance Co.                              Director and Chairman
                                                                     and President
American Enterprise Life Insurance Co.  IDS Tower 10               Director and Executive
                                        Minneapolis, MN  55440       Vice President, Assured
                                                                     Assets
American Express Financial Advisors                                Vice President-
                                                                     Assured Assets
American Partners Life Insurance Co.                               Director and President
IDS Certificate Company                                            Director and President
IDS Life Insurance Company                                         Director and Executive
                                                                     Vice President, Assured
                                                                     Assets
Investors Syndicate Development Corp.                              Director and Chairman of
                                                                     the Board and President

Donald K. Shanks, Vice President--Property Casualty

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440     Property Casualty
IDS Property Casualty Insurance Co.                                Senior Vice President

F. Dale Simmons, Vice President--Senior Portfolio Manager, Insurance Investments

American Enterprise Life Insurance Co.  IDS Tower 10               Vice President-Real
                                        Minneapolis, MN  55440       Estate Loan Management
American Express Financial Advisors                                Vice President-Senior
                                                                     Portfolio Manager,
                                                                     Insurance Investments
American Partners Life Insurance Co.                               Vice President-Real
                                                                     Estate Loan Management
AMEX Assurance Co.                                                 Vice President
IDS Certificate Company                                            Vice President-Real
                                                                     Estate Loan Management
IDS Life Insurance Company                                         Vice President-Real
                                                                     Estate Loan Management
IDS Partnership Services Corporation                               Vice President
IDS Real Estate Services Inc.                                      Director and Vice President
IDS Realty Corporation                                             Vice President
IDS Life Insurance Company of New York  Box 5144                   Vice President and
                                        Albany, NY  12205            Assistant Treasurer

Judy P. Skoglund, Vice President--Human Resources and Organization Development

American Express Financial Advisors     IDS Tower 10               Vice President-Human
                                        Minneapolis, MN  55440       Resources and
                                                                     Organization Development

Ben C. Smith, Vice President--Workplace Marketing

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Workplace Marketing

PAGE 16
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

William A. Smith, Vice President and Controller--Private Client Group

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Controller-Private
                                                                     Client Group

Bridget Sperl, Vice President--Human Resources Management Services

American Express Financial Advisors     IDS Tower 10               Vice President-Human
                                        Minneapolis, MN  55440       Resources Management
                                                                     Services

William A. Stoltzmann, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel
American Partners Life Insurance Co.                               Director, Vice President,
                                                                     General Counsel and
                                                                     Secretary
IDS Life Insurance Company                                         Vice President, General
                                                                     Counsel and Secretary
American Enterprise Life Insurance      P.O. Box 534               Director, Vice President,
  Company                               Minneapolis, MN  55440       General Counsel
                                                                     and Secretary

James J. Strauss, Vice President--Corporate Planning and Analysis

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Corporate Planning and
                                                                     Analysis

Jeffrey J. Stremcha, Vice President--Information Resource Management/ISD

American Express Financial Advisors     IDS Tower 10               Vice President-Information
                                        Minneapolis, MN  55440       Resource Management/ISD

John R. Thomas, Director and Senior Vice President--Information and Technology

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Information and
                                                                     Technology

Melinda S. Urion, Director, Senior Vice President and Chief Financial Officer

American Enterprise Life                IDS Tower 10               Vice President and
  Insurance Company                     Minneapolis, MN  55440       Controller
American Express Financial Advisors                                Senior Vice President and
                                                                     Chief Financial Officer
American Partners Life Insurance Co.                               Director and Vice President
IDS Life Insurance Company                                         Director, Executive Vice
                                                                     President and Controller
IDS Life Series Fund, Inc.                                         Vice President and
                                                                     Controller

PAGE 17
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Wesley W. Wadman, Vice President--Senior Portfolio Manager

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Senior Portfolio Manager
IDS Advisory Group Inc.                                            Executive Vice President
IDS Fund Management Limited                                        Director and Vice Chairman
IDS International, Inc.                                            Senior Vice President

Norman Weaver Jr., Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President--
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President-Southeast
                                                                     Region
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-Pacific
                                                                     Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-Pacific
                                                                     Region
IDS Insurance Agency of North Carolina Inc.                        Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-Pacific
                                                                     Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-Pacific
                                                                     Region

Michael L. Weiner, Vice President--Tax Research and Audit

American Express Financial Advisors     IDS Tower 10               Vice President-Tax Research
                                        Minneapolis, MN  55440       and Audit
IDS Capital Holdings Inc.                                          Vice President
IDS Futures Brokerage Group                                        Vice President
IDS Futures Corporation                                            Vice President, Treasurer
                                                                     and Secretary
IDS Futures III Corporation                                        Vice President, Treasurer
                                                                     and Secretary

James M. Weiss, Vice President and Senior Portfolio Manager

American Express Financial Advisors Inc.                           Vice President and Senior
                                                                     Portfolio Manager
IDS Advisory Group Inc.                                            Executive Vice President

Lawrence J. Welte, Vice President--Investment Administration

American Express Financial Advisors     IDS Tower 10               Vice President-
                                        Minneapolis, MN  55440       Investment Administration
IDS Securities Corporation                                         Director, Executive Vice
                                                                     President and Chief
                                                                     Operating Officer

PAGE 18
Item 28. Business and Other Connections of Investment Adviser (American Express Financial
Corporation)(cont'd)

Jeffry F. Welter, Vice President--Equity and Fixed Income Trading

American Express Financial Advisors     IDS Tower 10               Vice President-Equity
                                        Minneapolis, MN  55440       and Fixed Income Trading

William N. Westhoff, Director, Senior Vice President and Global Chief Investment Officer

American Enterprise Life Insurance      IDS Tower 10               Director
  Company                               Minneapolis, MN  55440
American Express Financial Advisors                                Senior Vice President and
                                                                     Global Chief Investment
                                                                     Officer
IDS Fund Management Limited                                        Director
IDS International, Inc.                                            Director
IDS Partnership Services Corporation                               Director and Vice President
IDS Real Estate Services Inc.                                      Director, Chairman of the
                                                                     Board and President
IDS Realty Corporation                                             Director and Vice President
Investors Syndicate Development Corp.                              Director

Edwin M. Wistrand, Vice President and Assistant General Counsel

American Express Financial Advisors     IDS Tower 10               Vice President and
                                        Minneapolis, MN  55440       Assistant General Counsel

Michael R. Woodward, Director and Senior Vice President--Field Management

American Express Financial Advisors     IDS Tower 10               Senior Vice President-
                                        Minneapolis, MN  55440       Field Management
American Express Insurance Agency of Nevada Inc.                   Vice President-
                                                                     North Region
American Express Service Corporation                               Vice President
IDS Insurance Agency of Alabama Inc.                               Vice President-
                                                                     North Region
IDS Insurance Agency of Arkansas Inc.                              Vice President-
                                                                     North Region
IDS Insurance Agency of Massachusetts Inc.                         Vice President-
                                                                     North Region
IDS Insurance Agency of New Mexico Inc.                            Vice President-
                                                                     North Region

IDS Insurance Agency of North Carolina Inc.                        Vice President-
                                                                     North Region
IDS Insurance Agency of Ohio Inc.                                  Vice President-
                                                                     North Region
IDS Insurance Agency of Wyoming Inc.                               Vice President-
                                                                     North Region
IDS Life Insurance Company              Box 5144                   Director
  of New York                           Albany, NY  12205

PAGE 19
Item 29.     Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

      IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc. and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Ronald G. Abrahamson     Vice President-              None
IDS Tower 10             Service Quality and
Minneapolis, MN 55440    Reengineering

Douglas A. Alger         Vice President-Total         None
IDS Tower 10             Compensation
Minneapolis, MN 55440

Peter J. Anderson        Senior Vice President-       Vice
IDS Tower 10             Investments                  President--
Minneapolis, MN 55440                                 Investments

Ward D. Armstrong        Vice President-              None
IDS Tower 10             Sales and Marketing,
Minneapolis, MN  55440   American Express
                         Institutional Retirement
                         Services

Alvan D. Arthur          Group Vice President-        None
Suite 105                Central California/
2710 S. Gateway Oaks Dr. Western Nevada
Sacramento, CA  95833

Joseph M. Barsky III     Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN  55440

Robert C. Basten         Vice President-Tax           None
IDS Tower 10             and Business Services
Minneapolis, MN  55440

PAGE 20
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Timothy V. Bechtold      Vice President-Risk          None
IDS Tower 10             Management Products
Minneapolis, MN  55440

John D. Begley           Group Vice President-        None
Suite 100                Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Carl E. Beihl            Vice President-              None
IDS Tower 10             Strategic Technology
Minneapolis, MN 55440    Planning

Jack A. Benjamin         Group Vice President-        None
Suite 200                Greater Pennsylvania
3500 Market Street
Camp Hill, PA  17011

Alan F. Bignall          Vice President-              None
IDS Tower 10             Technology and
Minneapolis, MN 55440    Development

Brent L. Bisson          Group Vice President-        None
Ste 900 E. Westside Twr  Los Angeles Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder           Vice President-              None
IDS Tower 10             Mature Market Group
Minneapolis, MN  55440

Walter K. Booker         Group Vice President-        None
Suite 200                New Jersey
3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon        Group Vice President-        None
Galleria One Suite 1900  Gulf States
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch        Group Vice President-        None
Suite 200                Northwest
West 111 North River Dr
Spokane, WA  99201

Karl J. Breyer           Senior Vice President-       None
IDS Tower 10             Corporate Affairs and
Minneapolis, MN 55440    Special Counsel

PAGE 21
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Harold E. Burke          Vice President               None
IDS Tower 10             and Assistant
Minneapolis, MN 55440    General Counsel

Daniel J. Candura        Vice President-              None
IDS Tower 10             Marketing Support
Minneapolis, MN  55440

Cynthia M. Carlson       Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN  55440   Securities Services

Orison Y. Chaffee III    Vice President-Field         None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

James E. Choat           Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN  55440

Kenneth J. Ciak          Vice President and           None
IDS Property Casualty    General Manager-
1400 Lombardi Avenue     IDS Property Casualty
Green Bay, WI 54304

Roger C. Corea           Group Vice President-        None
290 Woodcliff Drive      Upstate New York
Fairport, NY  14450

Henry J. Cormier         Group Vice President-        None
Commerce Center One      Connecticut
333 East River Drive
East Hartford, CT  06108

John M. Crawford         Group Vice President-        None
Suite 200                Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe           Group Vice President-        None
Suite 312                Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran           Vice President and           None
IDS Tower 10             Assistant General Counsel
Minneapolis, MN  55440

Alan R. Dakay            Vice President-              None
IDS Tower 10             Institutional Products
Minneapolis, MN 55440    Group
PAGE 22
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Regenia David            Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Scott M. DiGiammarino    Group Vice President-        None
Suite 500                Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew         Group Vice President-        None
Two Datran Center        Eastern Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

William H. Dudley        Director and Executive       Director
IDS Tower 10             Vice President-
Minneapolis MN 55440     Investment Operations

Roger S. Edgar           Senior Vice President        None
IDS Tower 10             and Technology Advisor
Minneapolis, MN 55440

Gordon L. Eid            Senior Vice President        None
IDS Tower 10             and General Counsel
Minneapolis, MN 55440

Robert M. Elconin        Vice President-              None
IDS Tower 10             Government Relations
Minneapolis, MN  55440

Mark A. Ernst            Vice President-              None
IDS Tower 10             Retail Services
Minneapolis, MN 55440

Joseph Evanovich Jr.     Group Vice President-        None
One Old Mill             Nebraska/Iowa/Dakotas
101 South 108th Avenue
Omaha, NE  68154

Louise P. Evenson        Group Vice President-        None
Suite 200                San Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines          Vice President-              None
IDS Tower 10             Mutual Fund Equity
Minneapolis MN 55440     Investments

PAGE 23
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Douglas L. Forsberg      Group Vice President-        None
Suite 100                Portland/Eugene
7931 N. E. Halsey
Portland, OR  97213

William P. Fritz         Group Vice President-        None
Suite 160                Northern Missouri
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans             Group Vice President-        None
8500 Tower Suite 1770    Twin City Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Robert G. Gilbert        Vice President-              None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

John J. Golden           Vice President-              None
IDS Tower 10             Field Compensation
Minneapolis, MN  55440   Development

Morris Goodwin Jr.       Vice President and           None
IDS Tower 10             Corporate Treasurer
Minneapolis, MN 55440

Suzanne Graf             Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Bruce M. Guarino         Group Vice President-        None
Suite 1736               Hawaii
1585 Kapiolani Blvd.
Honolulu, HI  96814

David A. Hammer          Vice President               None
IDS Tower 10             and Marketing
Minneapolis, MN  55440   Controller

Teresa A. Hanratty       Group Vice President-        None
Suites 6&7               Northern New England
169 South River Road
Bedford, NH  03110

John R. Hantz            Group Vice President-        None
Suite 107                Detroit Metro
17177 N. Laurel Park
Livonia, MI  48154

PAGE 24
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Robert L. Harden         Group Vice President-        None
Two Constitution Plaza   Boston Metro
Boston, MA  02129

Lorraine R. Hart         Vice President-              None
IDS Tower 10             Insurance Investments
Minneapolis, MN 55440

Scott A. Hawkinson       Vice President-Assured       None
IDS Tower 10             Assets Product Development
Minneapolis, MN 55440    and Management

Brian M. Heath           Group Vice President-        None
Suite 150                North Texas
801 E. Campbell Road
Richardson, TX  75081

James G. Hirsh           Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN  55440   Counsel

David J. Hockenberry     Group Vice President-        None
30 Burton Hills Blvd.    Eastern Tennessee
Suite 175
Nashville, TN  37215

Kevin P. Howe            Vice President-              None
IDS Tower 10             Government and
Minneapolis, MN  55440   Customer Relations and
                         Chief Compliance Officer

David R. Hubers          Chairman, Chief              Director
IDS Tower 10             Executive Officer and
Minneapolis, MN 55440    President

Marietta L. Johns        Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN 55440

James E. Kaarre          Vice President-              None
IDS Tower 10             Marketing Information
Minneapolis, MN  55440

Linda B. Keene           Vice President-              None
IDS Tower 10             Market Development
Minneapolis, MN  55440

G. Michael Kennedy       Vice President-Investment    None
IDS Tower 10             Services and Investment
Minneapolis, MN  55440   Research

PAGE 25
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Financial Advisors):
(cont'd)

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Susan D. Kinder          Senior Vice President-       None
IDS Tower 10             Human Resources
Minneapolis, MN 55440

Richard W. Kling         Senior Vice President-       None
IDS Tower 10             Risk Management Products
Minneapolis, MN  55440

Paul F. Kolkman          Vice President-              None
IDS Tower 10             Actuarial Finance
Minneapolis, MN 55440

Claire Kolmodin          Vice President-              None
IDS Tower 10             Service Quality
Minneapolis, MN  55440

David S. Kreager         Group Vice President-        None
Ste 108 Trestle Bridge V Greater Michigan
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai        Director and Senior          None
IDS Tower 10             Vice President-Field
Minneapolis, MN 55440    Management and Business
                         Systems

Mitre Kutanovski         Group Vice President-        None
Suite 680                Chicago Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.      Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Kurt A. Larson           Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Lori J. Larson           Vice President-              None
IDS Tower 10             Variable Assets Product
Minneapolis, MN  55440   Development

Ryan R. Larson           Vice President-              None
IDS Tower 10             IPG Product Development
Minneapolis, MN 55440

Daniel E. Laufenberg     Vice President and           None
IDS Tower 10             Chief U.S. Economist
Minneapolis, MN  55440

PAGE 26
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Richard J. Lazarchic     Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Peter A. Lefferts        Senior Vice President-       None
IDS Tower 10             Corporate Strategy and
Minneapolis, MN  55440   Development

Douglas A. Lennick       Director and Executive       None
IDS Tower 10             Vice President-Private
Minneapolis, MN  55440   Client Group

Mary J. Malevich         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Fred A. Mandell          Vice President-              None
IDS Tower 10             Field Marketing Readiness
Minneapolis, MN  55440

Daniel E. Martin         Group Vice President-        None
Suite 650                Pittsburgh Metro
5700 Corporate Drive
Pittsburgh, PA  15237

William J. McKinney      Vice President-              None
IDS Tower 10             Field Management
Minneapolis, MN  55440   Support

Thomas W. Medcalf        Vice President-              None
IDS Tower 10             Senior Portfolio Manager
Minneapolis, MN 55440

William C. Melton        Vice President-              None
IDS Tower 10             International Research
Minneapolis, MN 55440    and Chief International
                         Economist

Janis E. Miller          Vice President-              None
IDS Tower 10             Variable Assets
Minneapolis, MN 55440

James A. Mitchell        Executive Vice President-    None
IDS Tower 10             Marketing and Products
Minneapolis, MN 55440

John P. Moraites         Group Vice President-        None
Union Plaza Suite 900    Kansas/Oklahoma
3030 Northwest Expressway
Oklahoma City, OK  73112

PAGE 27
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Pamela J. Moret          Vice President-              None
IDS Tower 10             Corporate Communications
Minneapolis, MN 55440

Alan D. Morgenstern      Group Vice President-        None
Suite 200                At Large
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy          Senior Vice President-       None
IDS Tower 10             Client Service
Minneapolis, MN  55440

Mary Owens Neal          Vice President-              None
IDS Tower 10             Mature Market Segment
Minneapolis, MN  55440

Robert J. Neis           Vice President-              None
IDS Tower 10             Technology Services
Minneapolis, MN 55440

Ronald E. Newton         Group Vice President-        None
319 Southbridge St.      Rhode Island/Central
Auburn, MA  01501        Massachusetts

Thomas V. Nicolosi       Group Vice President-        None
Suite 220                New York Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

James R. Palmer          Vice President-              None
IDS Tower 10             Taxes
Minneapolis, MN 55440

Carla P. Pavone          Vice President-              None
IDS Tower 10             Specialty Service Teams
Minneapolis, MN  55440   and Emerging Business

Susan B. Plimpton        Vice President-              None
IDS Tower 10             Segmentation Development
Minneapolis, MN 55440    and Support

Larry M. Post            Group Vice President-        None
One Tower Bridge         Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell         Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

PAGE 28
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

James M. Punch           Vice President-              None
IDS Tower 10             Geographical Service
Minneapolis, MN 55440    Teams

Frederick C. Quirsfeld   Vice President-Taxable       None
IDS Tower 10             Mutual Fund Investments
Minneapolis, MN 55440

R. Daniel Richardson     Group Vice President-        None
Suite 800                Southern Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

Roger B. Rogos           Group Vice President-        None
One Sarasota Tower       Western Florida
Suite 700
Two N. Tamiami Trail
Sarasota, FL  34236

ReBecca K. Roloff        Vice President-1994          None
IDS Tower 10             Program Director
Minneapolis, MN  55440

Stephen W. Roszell       Vice President-              None
IDS Tower 10             Advisory Institutional
Minneapolis, MN  55440   Marketing

Max G. Roth              Group Vice President-        None
Suite 201 S IDS Ctr      Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Robert A. Rudell         Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN 55440    Institutional Retirement
                         Services

John P. Ryan             Vice President and           None
IDS Tower 10             General Auditor
Minneapolis, MN 55440

Erven Samsel             Senior Vice President-       None
45 Braintree Hill Park   Field Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano      Group Vice President-        None
Suite 201                Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

PAGE 29
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

William G. Scholz        Group Vice President-        None
Suite 205                Arizona/Las Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek       Vice President-              None
IDS Tower 10             Assured Assets
Minneapolis, MN  55440

Donald K. Shanks         Vice President-              None
IDS Tower 10             Property Casualty
Minneapolis, MN  55440

F. Dale Simmons          Vice President-Senior        None
IDS Tower 10             Portfolio Manager,
Minneapolis, MN 55440    Insurance Investments

Judy P. Skoglund         Vice President-              None
IDS Tower 10             Human Resources and
Minneapolis, MN  55440   Organization Development

Julian W. Sloter         Group Vice President-        None
Ste 1700 Orlando FinCtr  Orlando/Jacksonville
800 North Magnolia Ave.
Orlando, FL  32803

Ben C. Smith             Vice President-              None
IDS Tower 10             Workplace Marketing
Minneapolis, MN  55440

William A. Smith         Vice President and           None
IDS Tower 10             Controller-Private
Minneapolis, MN 55440    Client Group

James B. Solberg         Group Vice President-        None
466 Westdale Mall        Eastern Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl            Vice President-              None
IDS Tower 10             Human Resources
Minneapolis, MN 55440    Management Services

Paul J. Stanislaw        Group Vice President-        None
Suite 1100               Southern California
Two Park Plaza
Irvine, CA  92714

Lois A. Stilwell         Group Vice President-        None
Suite 433                Outstate Minnesota Area/
9900 East Bren Road      North Dakota/Western Wisconsin
Minnetonka, MN  55343

PAGE 30
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

William A. Stoltzmann    Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

James J. Strauss         Vice President-              None
IDS Tower 10             Corporate Planning
Minneapolis, MN 55440    and Analysis

Jeffrey J. Stremcha      Vice President-Information   None
IDS Tower 10             Resource Management/ISD
Minneapolis, MN  55440

Neil G. Taylor           Group Vice President-        None
Suite 425                Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas           Senior Vice President-       Director
IDS Tower 10             Information and
Minneapolis, MN 55440    Technology

Melinda S. Urion         Senior Vice President        Treasurer
IDS Tower 10             and Chief Financial
Minneapolis, MN 55440    Officer

Peter S. Velardi         Group Vice President-        None
Suite 180                Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer  Group Vice President-        None
Suite 100                Denver/Salt Lake City/
Stanford Plaza II        Albuquerque
7979 East Tufts Ave Pkwy
Denver, CO  80237

Wesley W. Wadman         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Norman Weaver Jr.        Senior Vice President-       None
1010 Main St Suite 2B    Field Management
Huntington Beach, CA  92648

Michael L. Weiner        Vice President-              None
IDS Tower 10             Tax Research and Audit
Minneapolis, MN 55440

James M. Weiss           Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN  55440

PAGE 31
Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Lawrence J. Welte        Vice President-              None
IDS Tower 10             Investment Administration
Minneapolis, MN  55440

Jeffry M. Welter         Vice President-              None
IDS Tower 10             Equity and Fixed Income
Minneapolis, MN  55440   Trading

William N. Westhoff      Senior Vice President and    None
IDS Tower 10             Global Chief Investment
Minneapolis, MN  55440   Officer

Thomas L. White          Group Vice President-        None
Suite 200                Cleveland Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams         Group Vice President-        None
Suite 250                Virginia
3951 Westerre Parkway
Richmond, VA  23233

Edwin M. Wistrand        Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

Michael R. Woodward      Senior Vice President-       None
32 Ellicott St Ste 100   Field Management
Batavia, NY  14020

Item 29(c). Not applicable.

Item 30.    Location of Accounts and Records

            American Express Financial Corporation
            IDS Tower 10
            Minneapolis, MN  55440

Item 31.    Management Services:  Not Applicable.

Item 32.    Undertakings

            (a) Not Applicable.
            (b) Not Applicable.
            (c) The Registrant undertakes to furnish each person to
                whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 98
                                         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Tax-Exempt Bond Fund, Inc. certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 24th day of January, 1996.


IDS TAX-EXEMPT BOND FUND, INC.



By
        Melinda S. Urion, Treasurer


By /s/  William R. Pearce**
        William R. Pearce, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of January, 1996.

Signature                               Capacity

/s/  William R. Pearce**                President,
     William R. Pearce                  Principal Executive
                                        Officer and Director


/s/  Lynne V. Cheney*                   Director
     Lynne V. Cheney


/s/  William H. Dudley*                 Director
     William H. Dudley


/s/  Robert F. Froehlke*                Director
     Robert F. Froehlke


/s/  David R. Hubers*                   Director
     David R. Hubers


/s/  Heinz F. Hutter*                   Director
     Heinz F. Hutter

PAGE 99
Signature                               Capacity


/s/  Anne P. Jones*                     Director
     Anne P. Jones


/s/  Donald M. Kendall*                 Director
     Donald M. Kendall


/s/  Melvin R. Laird*                   Director
     Melvin R. Laird


/s/  Lewis W. Lehr*                     Director
     Lewis W. Lehr


/s/  Edson W. Spencer*                  Director
     Edson W. Spencer


/s/  John R. Thomas*                    Director
     John R. Thomas


/s/  Wheelock Whitney*                  Director
     Wheelock Whitney


/s/  C. Angus Wurtele*                  Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated Nov. 10,
1994 filed electronically as Exhibit 18(a) to Registrant's Post-
Effective Amendment No. 34, by:




Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated November 1, 1995 filed electronically as Exhibit 19 to Registrant's Post-
Effective Amendment No. 39 to Registration Statement No. 2-57328
by:




Leslie L. Ogg

PAGE 100
CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 39
TO REGISTRATION STATEMENT NO. 2-57328


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

       Financial Statements.

Part C.

     Other information.

       Exhibits.

The signatures.